Registration Nos. 333-37727
                                                                        811-8435

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [   ]

              Pre-Effective Amendment No. ____                [   ]

              Post-Effective Amendment No.  8                 [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           [   ]

              Amendment No. 10                                [ X ]
              (Check appropriate box or boxes.)


                         NVEST KOBRICK INVESTMENT TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 101 Federal Street, Boston, Massachusetts 02110
                 -----------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 342-3500
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                              Frederick R. Kobrick
                                    President
                         Nvest Kobrick Investment Trust
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)
                                    Copy to:
    John E. Pelletier, Esq.                               John M. Loder, Esq.
  Nvest Funds Distributor, L.P.                              Ropes & Gray
      399 Boylston Street                              One International Place
  Boston, Massachusetts 02116                        Boston, Massachusetts 02110

It is proposed that this filing will become effective (check  appropriate box)

[   ] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ X ] on February 1, 2001 pursuant  to  paragraph  (b) of  Rule  485
[   ] 60  days  after  filing  pursuant to paragraph  (a)(1) of Rule 485
[   ] on                pursuant to paragraph (a)(1) of Rule 485
[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Kobrick Capital Fund
                          Kobrick Emerging Growth Fund
                              Kobrick Growth Fund

   Supplement dated February 1, 2001 to the Prospectus for Classes A, B and C, Prospectus for Classes A and Y and Statement of Additional Information, each dated February 1, 2001


Through February 13, 2001, the Kobrick Funds' distributor, CDC IXIS Distributors, L.P. is known as Nvest Funds Distributor, L.P.

                                                                      SP128-0201

Nvest Funds(SM)                                          Kobrick funds [GRAPHIC]
Where The Best Minds Meet(R)                           IT'S ALL ABOUT VISION(SM)
--------------------------------------------------------------------------------



Stock Funds


                              --------------------------------------

                                   All-Cap Equity
                                     Kobrick Capital Fund

                                   Small-Cap Equity
                                     Kobrick Emerging Growth Fund

                                   Large-Cap Equity
                                     Kobrick Growth Fund

                              --------------------------------------

[PHOTO]

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

For general information on the Funds or any of its services and for assistance in opening an account, contact your financial representative or call Nvest Funds.



                                          Prospectus
                                          February 1, 2001


                                                    What's Inside

                                          [GRAPHIC] Goals, Strategies & Risks
                                                    Page 2
                                          -----------------------------------
                                          [GRAPHIC] Fund Fees & Expenses
                                                    Page 8
                                          -----------------------------------
                                          [GRAPHIC] Management Team
                                                    Page 11
                                          -----------------------------------
                                          [GRAPHIC] Fund Services
                                                    Page 12
                                          -----------------------------------
                                          [GRAPHIC] Fund Performance
                                                    Page 24
                                          -----------------------------------



Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478
www.nvestfunds.com

Table of Contents



--------------------------------------------------------------------------------
Goals, Strategies & Risks
--------------------------------------------------------------------------------
Kobrick Capital Fund ...................................................       2
Kobrick Emerging Growth Fund ...........................................       4
Kobrick Growth Fund ....................................................       6

--------------------------------------------------------------------------------
Fund Fees & Expenses
--------------------------------------------------------------------------------
Fund Fees & Expenses....................................................       8

--------------------------------------------------------------------------------
More About Risk
--------------------------------------------------------------------------------
More About Risk ........................................................      10

--------------------------------------------------------------------------------
Management Team
--------------------------------------------------------------------------------
Meet the Funds' Investment Adviser .....................................      11
Meet the Funds' Portfolio Managers .....................................      11

--------------------------------------------------------------------------------
Fund Services
--------------------------------------------------------------------------------
Investing in the Funds .................................................      12
How Sales Charges Are Calculated .......................................      13
Ways to Reduce or Eliminate Sales Charges ..............................      14
It's Easy to Open an Account ...........................................      15
Buying Shares ..........................................................      16
Selling Shares .........................................................      17
Selling Shares in Writing ..............................................      18
Exchanging Shares ......................................................      19
Restrictions on Buying, Selling and Exchanging Shares ..................      19
How Fund Shares Are Priced..............................................      20
Dividends and Distributions ............................................      21
Tax Consequences .......................................................      21
Compensation to Securities Dealers .....................................      22
Additional Investor Services ...........................................      23

--------------------------------------------------------------------------------
Fund Performance
--------------------------------------------------------------------------------
Fund Performance .......................................................      24

--------------------------------------------------------------------------------
Glossary of Terms
--------------------------------------------------------------------------------
Glossary of Terms ......................................................      27


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in a Kobrick Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[GRAPHIC] Goals, Strategies & Risks
          -------------------------
          Kobrick Capital Fund


Adviser:  Kobrick Funds LLC (the "Adviser")
Manager:  Frederick R. Kobrick
Category: All-Cap Equity

                                                                    [GRAPHIC]

                                     Ticker Symbol: Class A    Class B   Class C
                                                    ----------------------------
                                                     KFCFX      KCFBX     KCFCX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------
The Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.


--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities of companies with small, medium and large capitalizations, including those that the Adviser believes are undervalued special situations and emerging growth companies. This approach provides the Adviser with flexibility to emphasize companies with different capitalizations as market conditions change. The Adviser considers emerging growth companies to be those companies that are less mature and have the potential to grow substantially faster than the economy. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, the Adviser generally seeks companies in a wide range of industries and considers a variety of factors, including any one or more of the following:


o    the strength of a company's management team

o    relative financial condition

o    entrepreneurial character

o    expected growth in earnings

o    competitive position and business strategy

o    new or innovative products, services or processes

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government). The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. Because the Fund's investment goal provides flexibility to emphasize companies having different capitalizations as market conditions change, the Fund may engage in frequent trading of securities.

Additionally, the Fund may buy and sell certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------
Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.


-----------------------------------
2

                                             Goals, Strategies & Risks [GRAPHIC]


--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar styles. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares* for the three calendar years since the Fund's inception on December 31, 1997. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

          Total Return
          ------------
1998          50.00%
1999          73.21%
2000         -41.30%

[GRAPHIC] Highest Quarterly Return: Fourth Quarter 1999, up 50.97% [GRAPHIC] Lowest Quarterly Return: Fourth Quarter 2000, down 30.76%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the Russell 3000 Index, a market value-weighted, unmanaged index of large company stocks. They are also compared to the Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge and the contingent deferred sales charge that you may pay when you buy or redeem the shares of Class A, B or C. The Russell 3000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

----------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 2000)                                       Since Fund Inception
                                                                Past 1 Year          (12/31/97)
   Kobrick Capital Fund: Class A* (inception 12/31/97)           -44.67%                12.86%
        Russell 3000 Index                                        -7.46%                11.57%
----------------------------------------------------------------------------------------------------
        Morningstar Mid Cap Growth Funds Average                  -7.23%                20.28%
                                                                   ----                 -----
        Lipper Multi-Cap Growth Funds Average                    -11.06%                20.65%

                                                                                 Since Class Inception
                                                                Past 1 Year           (10/29/99)
   Kobrick Capital Fund: Class B* (inception 10/29/99)           -44.63%               -17.02%
   Kobrick Capital Fund: Class C* (inception 10/29/99)           -42.89%               -14.83%
        Russell 3000 Index                                        -7.46%                 1.03%
                ----                                               ----                  ----
        Morningstar Mid Cap Growth Funds Average                  -7.23%                18.62%**
                                                                   ----                 -----
        Lipper Multi-Cap Growth Funds Average                    -11.06%                12.27%
----------------------------------------------------------------------------------------------------


* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**   Calculated from November 1, 1999.


                                             -----------------------------------

[GRAPHIC] Goals, Strategies & Risks
          ----------------------------
          Kobrick Emerging Growth Fund

Adviser:  Kobrick Funds LLC (the "Adviser")
Manager:  Frederick R. Kobrick
Category: Small-Cap Equity

                                                                    [GRAPHIC]

                                     Ticker Symbol: Class A    Class B   Class C
                                                    ----------------------------
                                                     KFEGX      KEGBX    pending

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.


--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities of emerging growth companies in any industry, with an emphasis on companies with small capitalizations. The Adviser considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The small capitalization companies in which the Fund invests are generally comparable to the size of companies included in the Russell 2000 Index, which is a commonly used index of small stock performance. The median market capitalization in this index as of September 30, 2000 was approximately $471 million and the largest market capitalization in this index as of such date was approximately $5.6 billion. Levels of capitalization and the companies constituting the Russell 2000 Index could vary over time because of market conditions and other factors relating to small capitalization companies generally and investments in such companies. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of the company after its market capitalization increases. Small and emerging growth companies that are identified as good candidates for the Fund can be found in a variety of industries. In selecting investments for the Fund, the Adviser may consider a variety of factors, including any one or more of the following:


o    the strength of a company's management team

o    relative financial condition

o    competitive position and business strategy

o    new or innovative products, services or processes

o    expected growth in earnings

o    cash flow

o    overall potential as an enterprise

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities of emerging growth companies, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in securities issued by larger, more mature companies and undervalued special situation companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. The Fund may engage in frequent trading of securities, including buying and selling certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------
Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.


-----------------------------------
4

                                             Goals, Strategies & Risks [GRAPHIC]


--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one- and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar styles. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares* for the three calendar years since the Fund's inception on December 31, 1997. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

          Total Return
          ------------
1998          39.50%
1999          86.49%
2000         -40.05%

[GRAPHIC] Highest Quarterly Return: Fourth Quarter 1999, up 57.28% [GRAPHIC] Lowest Quarterly Return: Fourth Quarter 2000, down 32.29%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company stocks. It is also compared to the Morningstar Mid Cap Growth Funds Average and Lipper Mid Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge and the contingent deferred sales charge that you may pay when you buy or redeem the shares of Class A, B or C. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Mid Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

----------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 2000)                                       Since Fund Inception
                                                                Past 1 Year          (12/31/97)
   Kobrick Emerging Growth Fund: Class A* (inception 12/31/97)   -43.50%               13.70%
        Russell 2000 Index                                        -3.02%                4.65%
        Morningstar Mid Cap Growth Funds Average                  -7.23%               20.28%
                                                                   ----                -----
        Lipper Mid-Cap Growth Funds Average                      -10.01%               20.65%
                                                                                       -----
----------------------------------------------------------------------------------------------------

                                                                                Since Class Inception
                                                                Past 1 Year          (10/29/99)
   Kobrick Emerging Growth Fund: Class B* (inception 10/29/99)   -43.46%              -15.04%
   Kobrick Emerging Growth Fund: Class C* (inception 10/29/99)   -41.66%              -12.77%
        Russell 2000 Index                                        -3.02%               12.22%
                ----                                                                   -----
        Morningstar Mid Cap Growth Funds Average                  -7.23%               18.62%**
                                                                   ----                -----
        Lipper Mid-Cap Growth Funds Average                      -10.01%               16.47%
                                                                                       -----
----------------------------------------------------------------------------------------------------


* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**   Calculated from November 1, 1999.

                                             -----------------------------------

[GRAPHIC] Goals, Strategies & Risks
          -------------------------
          Kobrick Growth Fund

Adviser:   Kobrick Funds LLC (the "Adviser")
Manager:   Michael E. Nance
Category:  Large-Cap Equity

                                                                    [GRAPHIC]

                                     Ticker Symbol: Class A    Class B   Class C
                                                    ----------------------------
                                                     KFGRX      KFGBX    pending

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that the Adviser believes have better than average long-term growth potential.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will be primarily invested in equity securities of large capitalization companies that the Adviser expects will have better than average long-term growth potential. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. The Fund invests in a diversified portfolio of securities of larger, more established companies in a broad range of industries. The Adviser seeks to invest in companies which offer the greatest potential for profitable expansion and sustained growth and considers a variety of factors, including any one or more of the following:

o    management that can execute business plans

o    expected growth in earnings

o    a sound business strategy

o    compelling valuations

A company's valuations are based on a variety of measures including price/earnings to growth rates, price to book value and price to sales. Potential income is not a major factor in the selection of investments.

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities of companies with large capitalizations, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in smaller capitalization and emerging growth companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. The Fund may engage in frequent trading of securities, including buying and selling certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------
Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.


-----------------------------------
6

                                             Goals, Strategies & Risks [GRAPHIC]


--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one- and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar styles. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares* for the two calendar years since the Fund's inception on September 1, 1998. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

          Total Return
          ------------
1999          54.58%
2000          -9.20%

[GRAPHIC] Highest Quarterly Return: Fourth Quarter 1999, up 38.03% [GRAPHIC] Lowest Quarterly Return: Second Quarter 2000, down 10.93%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the S&P Composite Index of 500 stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. It is also compared to the Morningstar Large Blend Funds Average, Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge and the contingent deferred sales charge that you may pay when you buy or redeem the shares of Class A, B or C. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Blend Funds Average, Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

----------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 2000)                                       Since Fund Inception
                                                                Past 1 Year           (9/1/98)
   Kobrick Growth Fund: Class A* (inception 9/1/98)              -14.43%               29.26%
        S&P 500                                                   -9.10%               14.98%**
        Morningstar Large Blend Funds Average                     -7.17%               15.72%**
                                                                   ----                -----
        Morningstar Large Cap Growth Funds Average#              -13.92%               16.81%**
                                                                  -----                -----
        Lipper Large-Cap Growth Funds Average                     -8.87%               21.64%**
                                                                   ----                -----
----------------------------------------------------------------------------------------------------

                                                                                Since Class Inception
                                                                Past 1 Year           (10/29/99)
   Kobrick Growth Fund: Class B* (inception 10/29/99)            -14.05%               12.00%
   Kobrick Growth Fund: Class C* (inception 10/29/99)            -11.57%               14.38%
        S&P 500                                                   -9.10%               -1.54%
        Morningstar Large Blend Funds Average                     -7.17%                1.13%***
                                                                   ----                 ----
        Morningstar Large Cap Growth Funds Average#              -13.92%                2.39%***
                                                                  -----                 ----
        Lipper Large-Cap Growth Funds Average                     -8.87%                0.16%
                                                                   ----                 ----
----------------------------------------------------------------------------------------------------


* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**   Calculated from August 31, 1998.

***  Calculated from November 1, 1999.


# Although for the quarter ended December 31, 2000, Morningstar, Inc. categorized the Fund as Large Blend, the Adviser's objective is that the Fund be categorized by Morningstar as Large Cap Growth as it had been in previous quarters.


                                             -----------------------------------

[GRAPHIC] Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)

----------------------------------------------------------------------------------------------
                                                          Class A       Class B       Class C
----------------------------------------------------------------------------------------------
   Maximum sales charge (load) imposed on purchases
        (as a percentage of offering price)(1)(2)          5.75%         None         1.00%(4)

   Maximum deferred sales charge (load)
        (as a percentage of original purchase price
        or redemption proceeds, as applicable)(2)           (3)          5.00%        1.00%

   Redemption fees                                         None*         None*        None*


(1) A reduced sales charge on Class A and Class C shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery. See "Investing in the Funds."

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Kobrick                   Kobrick                    Kobrick
                                                        Capital Fund          Emerging Growth Fund            Growth Fund
                                                  Class A  Class B  Class C   Class A  Class B  Class C   Class A  Class B  Class C
-----------------------------------------------------------------------------------------------------------------------------------
   Management fees                                 1.00%    1.00%    1.00%     1.00%    1.00%    1.00%     1.00%    1.00%    1.00%


   Distribution and/or service (12b-1) fees        0.25%    1.00%*   1.00%*    0.25%    1.00%*   1.00%*    0.25%    1.00%*   1.00%*


   Other expenses                                  0.37%    0.37%    0.37%     0.46%    0.46%    0.46%     0.47%    0.47%    0.47%

   Total annual fund operating expenses (a)        1.62%    2.37%    2.37%     1.71%    2.46%    2.46%     1.72%    2.47%    2.47%

   Fee waiver and/or expense reimbursement (b)     0.12%    0.12%    0.12%     0.21%    0.21%    0.21%     0.32%    0.32%    0.32%

   Net expenses                                    1.50%    2.25%    2.25%     1.50%    2.25%    2.25%     1.40%    2.15%    2.15%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

(a) Until October 29, 1999, the Funds had only one class of shares and were offered without a sales charge and therefore total expenses have been restated to account for fees and expenses under the Funds' multiple class structure.


(b) The Adviser has agreed to cap the amount of Total Expenses at 1.50%, 2.25% and 2.25% for the Class A, B and C shares, respectively of the Kobrick Capital Fund and Kobrick Emerging Growth Fund and 1.40%, 2.15% and 2.15% for the Class A, B and C shares, respectively of the Kobrick Growth Fund through January 31, 2002. Accordingly, to the extent Total Expenses exceed the amount of the respective cap, the Adviser will reduce its management fees and/or reimburse the Funds for certain expenses. With respect to each Fund, the Adviser shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) over certain periods of time pursuant to the terms of the agreement. If the Adviser had not agreed to the cap and if the reimbursements and waivers were not in effect for a Fund, performance would be reduced accordingly.



-----------------------------------
8

                                      Fund Fees & Expenses (continued) [GRAPHIC]

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in a Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------
                    Kobrick Capital Fund                      Kobrick Emerging Growth Fund
            Class A       Class B           Class C      Class A       Class B           Class C
                       (1)      (2)      (1)      (2)               (1)      (2)      (1)      (2)
---------------------------------------------------------------------------------------------------
1 year      $  719   $  728   $  228   $  426   $  326   $  719   $  728   $  228   $  426   $  326

3 years     $1,046   $1,028   $  728   $  821   $  821   $1,064   $1,047   $  747   $  839   $  839

5 years     $1,395   $1,455   $1,255   $1,342   $1,342   $1,431   $1,492   $1,292   $1,379   $1,379

10 years*   $2,377   $2,510   $2,510   $2,770   $2,770   $2,462   $2,595   $2,595   $2,853   $2,853

--------------------------------------------------------
                         Kobrick Growth Fund
             Class A       Class B           Class C
                         (1)      (2)      (1)       (2)
--------------------------------------------------------
1 year        $  709   $  718   $  218   $  416   $  316

3 years       $1,056   $1,039   $  739   $  832   $  832

5 years       $1,426   $1,487   $1,287   $1,374   $1,374

10 years*     $2,463   $2,597   $2,597   $2,854   $2,854

(1)  Assumes redemption at end of period

(2)  Assumes no redemption at end of period

* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.


                                             -----------------------------------

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

Risk of Small Capitalization Companies (Capital and Emerging Growth Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. IPO securities involve greater information risk than other equity securities due to the lack of public information.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Valuation Risk (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions


-----------------------------------
10

                                                       Management Team [GRAPHIC]
                                                       ---------------
                                    Meet the Funds' Investment Adviser



The Kobrick Funds family consists of three mutual funds designed to offer investors a range of growth oriented investment opportunities. Kobrick Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Classes A, B and C shares of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund, all of which constitute the "Kobrick Funds." As a shareholder of one or more of the Kobrick Funds, you are entitled to the same benefits and privileges as a shareholder of the Nvest Funds, including the ability to exchange into or out of any fund in the Nvest Funds family. (See "Exchanging Shares.") The Nvest Funds family, which includes the Kobrick Funds, includes 26 mutual funds with a total of approximately $7 billion in assets under management as of December 31, 2000. Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Nvest AEW Real Estate Fund and Nvest State Tax-Free Funds, constitute the "Nvest Funds."Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."


--------------------------------------------------------------------------------
Adviser
--------------------------------------------------------------------------------


The Adviser, Kobrick Funds LLC, located at 101 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to each of the Funds and is a subsidiary of CDC IXIS Asset Management-NorthAmerica, L.P. which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations, a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management-NorthAmerica, L.P.'s 18 principal subsidiary or affiliated asset management firms, collectively, had more than $132 billion in assets under management. The Adviser, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds including the Funds.


For the fiscal year ended September 30, 2000, the Funds paid 1.00% of their respective average daily net assets to the Adviser in advisory fees.

--------------------------------------------------------------------------------
Portfolio Trades
--------------------------------------------------------------------------------


In placing portfolio trades, the Adviser may use brokerage firms that market the Funds' shares or are affiliated with CDC IXIS Asset Management-NorthAmerica, L.P. or the Adviser. In placing trades, the Adviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


Meet the Funds' Portfolio Managers

Frederick R. Kobrick

Frederick Kobrick has managed Kobrick Capital Fund from its inception and Kobrick Emerging Growth Fund from its inception until February 1, 1999 and returned as its portfolio manager on April 9, 1999. Mr. Kobrick previously managed the Kobrick Growth Fund from its inception until June 30, 1999. He has been in the investment business for more than 29 years. For the 12-year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University. Mr. Kobrick is also a Chartered Financial Analyst. In addition to serving as senior officer of the Adviser, Mr. Kobrick is also a portfolio manager and a principal in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.


Michael E. Nance

Michael Nance has managed Kobrick Growth Fund since July 1, 1999. Mr. Nance, Senior Vice President of the Adviser, joined the company in June 1999. Prior to joining the Adviser, he was a Senior Vice President at Putnam Investments, where he was a co-manager of the Putnam Voyager Fund, as well as other institutional accounts. Mr. Nance joined Putnam in 1994 as an Assistant Vice President and equity analyst in the Global Equity Research Group. Mr. Nance received an M.B.A. from the University of Chicago Graduate School of Business and a B.S. in Industrial Engineering from Drexel University. In addition to serving as Senior Vice President of the Adviser, Mr. Nance is also a portfolio manager in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

                                             -----------------------------------
                                                                              11

[GRAPHIC] Fund Services
          -------------
          Investing in the Funds


--------------------------------------------------------------------------------
Choosing a Share Class
--------------------------------------------------------------------------------


The Funds offer Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.



--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o    You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o    You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.


For expenses associated with Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

--------------------------------------------------------------------------------
Certificates
--------------------------------------------------------------------------------

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.


-----------------------------------
12

[GRAPHIC] Fund Services
          -------------
How Sales Charges Are Calculated


--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


   --------------------------------------------------------------------------------------
                                  Class A Sales Charges
        Your Investment          As a % of offering price       As a % of your investment
   --------------------------------------------------------------------------------------
   Less than  $ 50,000                     5.75%                          6.10%
   $ 50,000 - $ 99,999                     4.50%                          4.71%
   $100,000 - $249,999                     3.50%                          3.63%
   $250,000 - $499,999                     2.50%                          2.56%
   $500,000 - $999,999                     2.00%                          2.04%
   $1,000,000 or more*                     0.00%                          0.00%
   --------------------------------------------------------------------------------------

* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Kobrick Fund or Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
              Class B Contingent Deferred Sales Charges
       Year Since Purchase         CDSC on Shares Being Sold
--------------------------------------------------------------------------------
               1st                           5.00%
               2nd                           4.00%
               3rd                           3.00%
               4th                           3.00%
               5th                           2.00%
               6th                           1.00%
           Thereafter                        0.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------

The offering price of Class C shares is their net asset value plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Kobrick Fund or Nvest Fund.

       -----------------------------------------------------
             Class C Contingent Deferred Sales Charges
       Year Since Purchase         CDSC on Shares Being Sold
       -----------------------------------------------------

               1st                           1.00%
            Thereafter                       0.00%
       -----------------------------------------------------


--------------------------------------------------------------------------------
How the CDSC Is Applied to Your Shares
--------------------------------------------------------------------------------

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o    is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

o    increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

--------------------------------------------------------------------------------
Exchanges into Shares of any
Nvest Money Market Fund
--------------------------------------------------------------------------------
If you exchange shares of the Fund into shares of the Nvest Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Kobrick Fund or Nvest Fund. If you choose to redeem those Nvest Money Market Fund shares, a CDSC may apply.

                                             -----------------------------------
                                                                              13

[GRAPHIC] Fund Services
Ways to Reduce or Eliminate Sales Charges


--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
Reducing Sales Charges


There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:


o Letter of Intent -- allows you to purchase Class A shares of any Kobrick Fund or Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o Combining Accounts -- allows you to combine shares of multiple Kobrick Funds and other Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Nvest Money Market Funds unless shares are purchased through an exchange from another Kobrick Fund or Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

o Fund Trustees and other individuals who are affiliated with any Kobrick Fund, Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $25,000 or more in Kobrick Funds, Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Kobrick Fund, Nvest Fund or Money Market Fund; and

o Accounts open as of October 31, 1999 that became Class A shareholders of the relevant Fund, are not subject to applicable sales charges and may exchange into Class A shares of another Kobrick Fund or Nvest Fund without the imposition of a sales charge.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a sales charge) to repurchase Class A or Class C shares, respectively, of any Kobrick Fund or Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

--------------------------------------------------------------------------------
Class A, B or C Shares
--------------------------------------------------------------------------------

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o    to make payments through a systematic withdrawal plan; or

o    due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

-----------------------------------
14

Fund Services [GRAPHIC]
-------------
It's Easy to Open an Account


--------------------------------------------------------------------------------
To open an account with Nvest Funds:
--------------------------------------------------------------------------------

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------------------------------------------------------
                                                                                 Minimum to Open an
                                                              Minimum to            Account Using             Minimum for
  Type of Account                                           Open anAccount        Investment Builder       Existing Accounts
------------------------------------------------------------------------------------------------------------------------------
  Any account other than those listed below                     $2,500                   $100                    $100

  Accounts registered under the Uniform Gifts
  to Minors Act or the Uniform Transfers to                     $2,500                   $100                    $100
  Minors Act

  Individual Retirement Accounts (IRAs)                          $500                    $100                    $100

  Retirement plans with tax benefits such as
  corporate pension, profit sharing and Keogh                    $250                    $100                    $100
  plans

  Payroll Deduction Investment Programs for
  SARSEP*, SEP, SIMPLE, 403(b)(7)                                 $25                     N/A                     N/A
  and certain other retirement plans
------------------------------------------------------------------------------------------------------------------------------

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.


--------------------------------------------------------------------------------
Self-Servicing Your Account
--------------------------------------------------------------------------------
Buying or selling shares is easy with the services described below:


--------------------------------------------------------------------------------
       Nvest Funds Personal Access Line(R)           Nvest Funds Web site
--------------------------------------------------------------------------------
             800-225-5478, press 1                    www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

     o review your account balance, recent transactions, Fund prices and recent performance;

     o    order duplicate account statements; and

     o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                             -----------------------------------
                                                                              15

[GRAPHIC] Fund Services
          -------------
          Buying Shares



                                            Opening an Account                                   Adding to an Account
------------------------------------------------------------------------------------------------------------------------------------
Through Your Investment Dealer
------------------------------------------------------------------------------------------------------------------------------------

                   o Call your investment dealer for information.           o Call your investment dealer for information.

------------------------------------------------------------------------------------------------------------------------------------
By Mail
------------------------------------------------------------------------------------------------------------------------------------


                   o Make out a check in U.S. dollars for the investment    o Make out a check in U.S. dollars for the investment
 [GRAPHIC]           amount, payable to "Nvest Funds." Third party and        amount, payable to "Nvest Funds." Third party and
                     "starter" checks will generally not be accepted.         "starter" checks will generally not be accepted.


                   o Mail the check with your completed application to      o Fill out the detachable investment slip from an
                     Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.       account statement. If no slip is available, include
                                                                              with the check a letter specifying the Fund name, your
                                                                              class of shares, your account number and the
                                                                              registered account name(s). To make investing even
                                                                              easier, you can order more investment slips by calling
                                                                              800-225-5478.



------------------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------------------


                   o The exchange must be for a minimum of $1,000 or for    o The exchange must be for a minimum of $1,000 or for
                     all of your shares.                                      all of your shares.


 [GRAPHIC]         o Obtain a current prospectus for the Fund into which    o Call your investment dealer or Nvest Funds at
                     you are exchanging by calling your investment dealer     800-225-5478 or visit nvestfunds.com to request an
                     or Nvest Funds at 800-225-5478.                          exchange.

                   o Call your investment dealer or Nvest Funds to request  o See the section entitled "Exchanging Shares."
                     an exchange.

                   o See the section entitled "Exchanging Shares."


------------------------------------------------------------------------------------------------------------------------------------
By Wire
------------------------------------------------------------------------------------------------------------------------------------

                   o Call Nvest Funds at 800-225-5478 to obtain an account  o Visit nvestfunds.com to add shares to your account.
                     number and wire transfer instructions. Your bank may
 [GRAPHIC]           charge you for such a transfer.                        o Instruct your bank to transfer funds to State Street
                                                                              Bank & Trust Company, ABA# 011000028, DDA# 99011538.

                                                                            o Specify the Fund name, your class of shares, your
                                                                              account number and the registered account name(s).
                                                                              Your bank may charge you for such a transfer.

------------------------------------------------------------------------------------------------------------------------------------
Automatic Investing Through Investment Builder
------------------------------------------------------------------------------------------------------------------------------------

                   o Indicate on your application that you would like to    o Please call Nvest Funds at 800-225-5478 for a Service
                     begin an automatic investment plan through Investment    Options Form. A signature guarantee may be required to
 [GRAPHIC]           Builder and the amount of the monthly investment ($100   add this privilege.
                     minimum).
                                                                            o See the section entitled "Additional Investor
                   o Send a check marked "Void" or a deposit slip from your   Services."
                     bank account along with your application.

------------------------------------------------------------------------------------------------------------------------------------
Through Automated Clearing House (ACH)
------------------------------------------------------------------------------------------------------------------------------------

                   o Ask your bank or credit union whether it is a member   o Call Nvest Funds at 800-225-5478 or visit
                     of the ACH system.                                       nvestfunds.com to add shares to your account through
                                                                              ACH.
                   o Complete the "Telephone Withdrawal and Exchange" and
 [GRAPHIC]           "Bank Information" sections on your account            o If you have not signed up for the ACH system, please
                     application. o Mail your completed application to        call Nvest Funds for a Service Options Form. A
                     Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.       signature guarantee may be required to add this
                                                                              privilege.

-----------------------------------
16

                                                         Fund Services [GRAPHIC]
                                                         -------------
                                                         Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
Through Your Investment Dealer
--------------------------------------------------------------------------------

 [GRAPHIC]                    o Call your investment dealer for information.


--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------
                              o Write a letter to request a redemption
                                specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


                              o The request must be signed by all of the
                                owners of the shares and must include the
                                capacity in which they are signing, if
 [GRAPHIC]                      appropriate.

                              o Mail your request by regular mail to Nvest
                                Funds, P.O. Box 8551, Boston, MA 02266-8551
                                or by registered, express or certified mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

                              o Your proceeds (less any applicable CDSC)
                                will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH. (See below.)

--------------------------------------------------------------------------------
By Exchange
--------------------------------------------------------------------------------
                              o Obtain a current prospectus for the Fund
                                into which you are exchanging by calling
                                your investment dealer or Nvest Funds at
 [GRAPHIC]                      800-225-5478.

                              o Call Nvest Funds or visit nvestfunds.com to
                                request an exchange.

                              o See the section entitled "Exchanging Shares"
                                for more details.

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------
                              o Fill out the "Telephone Withdrawal and
                                Exchange" and "Bank Information" sections on your account application.

                              o Call Nvest Funds at 800-225-5478, visit
                                nvestfunds.com or indicate in your
 [GRAPHIC]                      redemption request letter (see above) that
                                you wish to have your proceeds wired to your bank.

                              o Proceeds (less any applicable CDSC) will
                                generally be wired on the next business day.
                                A wire fee (currently $5.00) will be
                                deducted from the proceeds.

--------------------------------------------------------------------------------
Through Automated Clearing House (ACH)
--------------------------------------------------------------------------------
                              o Ask your bank or credit union whether it is
                                a member of the ACH system.

                              o Complete the "Telephone Withdrawal and
 [GRAPHIC]                      Exchange" and "Bank Information" sections on
                                your account application.

                              o If you have not signed up for the ACH system
                                on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.


                              o Call Nvest Funds or visit nvestfunds.com to
                                request a redemption through this system. o
                                Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.


--------------------------------------------------------------------------------
By Systematic Withdrawal Plan
--------------------------------------------------------------------------------
                              o Please refer to the section entitled
                                "Additional Investor Services" or call Nvest
                                Funds at 800-225-5478 or your financial
 [GRAPHIC]                      representative for information.

                              o Because withdrawal payments may have tax
                                consequences, you should consult your tax adviser before establishing such a plan.

--------------------------------------------------------------------------------
By Telephone
--------------------------------------------------------------------------------
                              o You may receive your proceeds by mail, by
 [GRAPHIC]                      wire or through ACH. (See above.)

                              o Call Nvest Funds at 800-225-5478 to choose
                                the method you wish to use to redeem your shares.


                                             -----------------------------------
                                                                              17

[GRAPHIC] Fund Services
          -------------
          Selling Shares in Writing


If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.


A signature guarantee protects you against fraudulent orders and is necessary if:

o your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o a financial representative or securities dealer;

o a federal savings bank, cooperative or other type of bank;

o a savings and loan or other thrift institution;

o a credit union; or

o a securities exchange or clearing agency.

-----------------------------------------------------------------------------------------------------------------------
Seller (Account Type)                         Requirements for written requests
-----------------------------------------------------------------------------------------------------------------------

Individual, joint, sole proprietorship,       o The request must include the signatures of all persons authorized to
UGMA/UTMA (minor accounts)                      sign, including title, if applicable.
                                              o Signature guarantee, if applicable. (See above.)

Corporate or association accounts             o The request must include the signatures of all persons authorized to sign, including title.

Owners or trustees of trust accounts          o The request must include the signatures of all trustees authorized to sign, including title.
                                              o If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                                              o Signature guarantee, if applicable. (See above.)

Joint tenancy whose co-tenants are            o The request must include the signatures of all surviving tenants of
deceased                                        the account.
                                              o Copy of the death certificate.
                                              o Signature guarantee if proceeds check is issued to other than the surviving tenants.

Power of Attorney (POA)                       o The request must include the signatures of the attorney-in-fact, indicating such title. o A signature guarantee.
                                              o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*


Qualified retirement benefit plans            o The request must include the signatures of all those authorized to
(except Nvest Funds prototype documents)        sign, including title. o Signature guarantee, if applicable. (See above.)


Executors of estates, administrators,         o The request must include the signatures of all those authorized to
guardians, conservators                         sign, including capacity.
                                              o A signature guarantee.
                                              o Certified copy of court document where signer derives authority,
                                                e.g.: Letters of Administration, Conservatorship, Letters
                                                Testamentary.*


Individual Retirement Accounts (IRAs)         o Additional documentation and distribution forms are required.


*Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

-----------------------------------
18

                                                         Fund Services [GRAPHIC]
                                                         -------------
                                                     Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Kobrick Fund or Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Kobrick Fund, Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Kobrick Fund, Nvest Fund or Money Market Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Kobrick Fund, Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

--------------------------------------------------------------------------------
Purchase and Exchange Restrictions
--------------------------------------------------------------------------------


Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


--------------------------------------------------------------------------------
Selling Restrictions
--------------------------------------------------------------------------------
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

----------------------------------------------------------------------------------------------------------------------------
Restriction                                                                     Situation
----------------------------------------------------------------------------------------------------------------------------
The Fund may suspend the right of redemption or postpone payment for            o    When the New York Stock Exchange
more than 7 days:                                                                    (the "Exchange") is closed (other
                                                                                     than a weekend/holiday)

                                                                                o    During an emergency

                                                                                o    Any other period permitted by the
                                                                                     SEC


The Fund reserves the right to suspend account services or refuse               o    With a notice of a dispute between
transaction requests:                                                                registered owners

                                                                                o    With suspicion/evidence of a
                                                                                     fraudulent act

The Fund may pay the redemption price in whole or part by a                     o    When it is detrimental for the Fund
distribution in kind of readily marketable securities in lieu of cash                to make cash payments as determined
or may take up to 7 days to pay a redemption request in order to raise               in the sole discretion of the
capital:                                                                             Adviser


The Fund may close your account and send you the proceeds. You will             o    When the Fund account falls below a
have 60 days after being notified of the Fund's intention to close                   set minimum (currently $1,000 as
your account to increase the account to the set minimum. This does not               set by the Board of Trustees)
apply to certain qualified retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share:

The Fund may withhold redemption proceeds until the check or funds              o    When redemptions are made within 10
have cleared:                                                                        calendar days of purchase by check
                                                                                     or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored.
The Funds recommend that certificates be sent by registered mail.

                                             -----------------------------------
                                                                              19

[GRAPHIC] Fund Services
          -------------
          How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


                     Total market value of securities + Cash and other assets - Liabilities
   Net Asset Value = ----------------------------------------------------------------------
                                         Number of outstanding shares


The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

o Equity securities -- most recent sales or quoted bid price as provided by a pricing service.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange is expected to materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.


o    Options -- last sale price, or if not available, last offering price.

o Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

o All other securities -- fair market value as determined by the Adviser of the Fund under the direction of the Board of Trustees

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes actually reflects fair value.

-----------------------------------
20

                                                         Fund Services [GRAPHIC]
                                                         -------------
                                           Dividends and Distributions



Each Fund generally distributes most or all of its net investment income annually (other than capital gains) in the form of dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:


o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Kobrick Fund or other Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Kobrick Fund or Nvest Fund.

o    receive all distributions in cash

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested


Tax Consequences

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you received them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Kobrick Fund, Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

As of the date of this Prospectus, a single investor owns a significant portion of the shares of each Fund. Redemption by this investor of all or a substantial part of its investment in a Fund could require the Adviser to sell a large amount of portfolio securities. Such sales could result in the realization of capital gains, which would be required to be distributed to shareholders of the affected Fund.

                                             -----------------------------------
                                                                              21

[GRAPHIC] Fund Services
          -------------
          Compensation to Securities Dealers


As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Kobrick Funds or other Nvest Funds over prior periods, and certain other factors. See the SAI for more details.










-----------------------------------
22

                                                         Fund Services [GRAPHIC]
                                                         -------------
                                          Additional Investor Services


Retirement Plans
Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Kobrick Fund or Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Kobrick Fund, Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Kobrick Fund, Nvest Fund or a Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Kobrick Fund or Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest Funds Web site
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery
This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. Mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semi annual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your funds. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.




* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.


                                             -----------------------------------
                                                                              23

[GRAPHIC] Fund Performance
          ----------------


The financial highlights tables are intended to help you understand each Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Kobrick Capital Fund

                                                                    Class A                       Class B        Class C

                                                   For the Period                              For the Period  For the Period
                                                     December 31,                               October 29,     October 29,
                                                  1997(a) through          Year Ended         1999(a) through  1999(a) through
                                                    September 30,         September 30,        September 30,    September 30,
                                                    -----------    -------------------------    -----------    ------------
                                                        1998           1999         2000           2000            2000
                                                    -----------     ----------- ------------    -----------    ------------
Net asset value, beginning of period.............     $  10.00        $  10.71     $ 17.21        $ 15.64        $  15.64
                                                    -----------     ----------- ------------    -----------    ------------
Income (Loss) from investment operations:
Net investment income (loss) (c).................        (0.13)          (0.18)      (0.14)         (0.24)          (0.25)
Net realized and unrealized gain (loss)
  on investments                                          0.84            6.68        4.35(g)        3.52(g)         3.54(g)
                                                    -----------     ----------- ------------    -----------    ------------
Total from investment operations.................         0.71            6.50        4.21           3.28            3.29
                                                    -----------     ----------- ------------    -----------    ------------

Less distributions
   Distributions from net realized capital gains           --              --        (2.37)           --              --
                                                    -----------     ----------- ------------    -----------    ------------
Total distributions..............................          --              --        (2.37)           --              --
                                                    -----------     ----------- ------------    -----------    ------------
Net asset value, end of period...................     $  10.71        $  17.21     $ 19.05        $ 18.92        $  18.93
                                                    ===========     =========== ============    ===========    ============

Total Return (%) (b).............................         7.10           60.69       27.99          20.97           21.04

Ratios and Supplemental Data
Net Assets, end of period (000s).................      $27,463        $102,879    $193,897        $89,645         $16,247

Ratios to average net assets:
   Expenses (%) (d)(e)...........................         1.75            1.75        1.51           2.25            2.25
   Expenses after expense reductions (%) (d)(e)..         1.75            1.75        1.48(f)        2.21(f)         2.21(f)
   Net investment income (loss) (%)(d)...........        (1.38)          (1.09)      (0.67)         (1.29)          (1.32)

Portfolio turnover rate (%)......................          350             778       1,320          1,320           1,320

(a)  Commencement of operations.
(b) A sales charge for Class A shares or contingent deferred sales charge for Class B and Class C shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


-----------------------------------
24

                                                      Fund Performance [GRAPHIC]
                                                      ----------------
                                          Kobrick Emerging Growth Fund



                                                              Class A                       Class B        Class C

                                           For the Period                              For the Period   For the Period
                                            December 31,                                 October 29,     October 29,
                                          1997(a) through        Year Ended           1999(a) through   1999(a) through
                                            September 30,        September 30,          September 30,   September 30,
                                             -----------   -------------------------     -----------    ------------
                                                 1998          1999         2000            2000            2000
                                             -----------   -------------------------     -----------    ------------
Net asset value, beginning of period....       $  10.00      $  10.14      $ 16.54         $ 15.19        $  15.19
                                             -----------   -------------------------     -----------    ------------
Income (Loss) from investment operations:
Net investment income (loss) (c)........          (0.11)        (0.18)       (0.15)          (0.25)          (0.26)
Net realized and unrealized gain (loss)
  on investments                                   0.25(g)       6.58         5.77            4.40            4.41
                                             -----------   -------------------------     -----------    ------------
Total from investment operations........           0.14          6.40         5.62            4.15            4.15
                                             -----------   -------------------------     -----------    ------------

Less distributions
   Distributions from net realized
     capital gains                                  --            --         (2.71)            --              --
                                             -----------   -------------------------     -----------    ------------
Total distributions.....................            --            --         (2.71)            --              --
                                             -----------   -------------------------     -----------    ------------
Net asset value, end of period..........       $  10.14      $  16.54      $ 19.45         $ 19.34        $  19.34
                                             ===========   =========================     ===========    ============

Total Return (%) (b)....................           1.40         63.12        39.24           27.32           27.32

Ratios and Supplemental Data
Net Assets, end of period (000s)........        $18,330       $52,175     $111,658         $41,601         $9,804

Ratios to average net assets:
   Expenses (%) (d)(e)..................           1.75          1.75         1.51            2.25            2.25
   Expenses after expense reductions (%) (d)(e)    1.75          1.75         1.51(f)         2.25(f)         2.25(f)
   Net investment income (loss) (%)(d)..          (1.16)        (1.24)       (0.73)          (1.37)          (1.38)

Portfolio turnover rate (%)                         287           442          678             678             678

(a)  Commencement of operations.
(b) A sales charge for Class A shares or contingent deferred sales charge for Class B and Class C shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.



                                             -----------------------------------
                                                                              25

[GRAPHIC] Fund Performance
          -------------------



Kobrick Growth Fund

                                                             Class A                      Class B      Class C

                                           For the Period                            For the PeriodFor the Period
                                            September 1,                               October 29,   October 29,
                                           1998(a) through       Year Ended          1999(a) through1999(a) through
                                            September 30,       September 30,         September 30, September 30,
                                             -----------  -------------------------    -----------  ------------
                                                 1998         1999         2000           2000          2000
                                             -----------  -------------------------    -----------  ------------
Net asset value, beginning of period....        $  10.00     $  10.32      $ 15.41        $ 16.21      $  16.21
                                             -----------  -------------------------    -----------  ------------
Income (Loss) from investment operations:
Net investment income (loss) (c)........            0.00(h)     (0.08)       (0.13)         (0.26)        (0.26)
Net realized and unrealized gain (loss)
  on investments                                    0.32         5.17(g)      6.39           5.58          5.59
                                             -----------  -------------------------    -----------  ------------
Total from investment operations........            0.32         5.09         6.26           5.32          5.33
                                             -----------  -------------------------    -----------  ------------

Less distributions
   Distributions from net investment income         --           0.00(h)       --             --             --
                                             -----------  -------------------------    -----------  ------------
Total distributions.....................            --           0.00          --             --             --
                                             -----------  -------------------------    -----------  ------------
Net asset value, end of period..........        $  10.32     $  15.41      $ 21.67        $ 21.53      $  21.54
                                             ===========  =========================    ===========  ============

Total Return (%) (b)....................            3.20        49.35        40.62          32.82         32.88

Ratios and Supplemental Data
Net Assets, end of period (000s)........          $1,054      $46,827     $103,087        $35,680          $6,546

Ratios to average net assets:
   Expenses (%) (d)(e)..................            1.40         1.40         1.40           2.15          2.15
   Expenses after expense reductions (%) (d)(e)     1.40         1.40         1.29(f)        1.99          2.01
   Net investment income (loss) (%)(d)..            0.32        (0.55)       (0.62)         (1.30)        (1.32)


Portfolio turnover rate (%).............              11          632          826            826           826

(a)  Commencement of operations.
(b) A sales charge for Class A shares or contingent deferred sales charge for Class B and Class C shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund. (g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(h)  Amount is less than $0.01.



-----------------------------------
26

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up approach -- The search for outstanding performance by first considering individual companies before considering the impact of industry and economic trends.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification -- The strategy of investing in a wide range of companies representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental Analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, research and development and markets in predicting future trends in these indicators of a company's success or failure.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Market capitalization -- Market price multiplied by number of shares outstanding. The figures used to distinguish small, medium and large market capitalizations may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Qualitative Analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


                                             -----------------------------------
                                                                              27

                                     NOTES




-----------------------------------
28

                                     NOTES




                                             -----------------------------------
                                                                              29

If you would like more information about the Kobrick Funds, the following documents are available free upon request:


     Annual and Semiannual Reports-- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To reduce costs, we mail one copy per household. For more copies call CDCIXIS
          Distributors, L.P. at the number below.

    Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

   To order a free copy of the Funds' annual or semiannual
         report or their SAI, contact your financial representative, or the Funds at:

                 CDCIXIS Distributors, L.P.
                    399 Boylston Street
                Boston, Massachusetts 02116
                   Telephone: 800-225-5478
                Internet: www.nvestfunds.com


   Your financial representative or Nvest Funds will also
     be happy to answer your questions or to provide any additional information that you may require.


    You can review and copy the Funds' reports and SAI at
       the Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.


    Copies of these publications are also available for a
     fee and information on the operation of the Public
   Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing or calling the Public Reference Section of the
                            SEC,

                Washington, D.C. 20549-0102
                 Telephone: 1-202-942-8090


        CDC IXIS Distributors, L.P., and other firms
       selling shares of Kobrick Funds and Nvest Funds
         are members of the National Association of
      Securities Dealers, Inc. (NASD). As a service to
      investors, the NASD has asked that we inform you
       of the availability of a brochure on its Public
     Disclosure Program. The program provides access to
        information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting
                       their Web site
                     at www.NASDR.com.




                       Kobrick Funds
                    Kobrick Capital Fund
                Kobrick Emerging Growth Fund
                    Kobrick Growth Fund



                                        Investment Company Act File No. 811-8435
--------------------------------------------------------------------------------
                                                           XK51-0201

Kobrick funds [LOGO]
        IT'S ALL ABOUT VISION(SM)
--------------------------------------------------------------------------------

Stock Funds
Classes A and Y Shares



[PICTURE]



The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Kobrick Funds.

Kobrick Funds
P.O. Box 8551, Boston, Massachusetts 02266-8551
1-888-KCFUND1 (1-888-523-8631)

Kobrick Capital Fund
Kobrick Emerging Growth Fund
Kobrick Growth Fund

        Prospectus
        February 1, 2001


              What's Inside


              Goals, Strategies & Risks
              Page  2

              Fund Fees & Expenses
              Page  8

              Management Team
              Page  10

              Fund Services
              Page  11

              Fund Performance
              Page  20

Table of Contents

 Goals, Strategies & Risks


Kobrick Capital Fund ..................................................       2
Kobrick Emerging Growth Fund ..........................................       4
Kobrick Growth Fund ...................................................       6


 Fund Fees & Expenses


Fund Fees & Expenses...................................................       8


 More About Risk


More About Risk .......................................................       9


 Management Team


Meet the Funds' Investment Adviser ....................................      10
Meet the Funds' Portfolio Managers ....................................      10


 Fund Services


Investing in the Funds.................................................      11
How Sales Charges Are Calculated.......................................      12
It's Easy to Open an Account ..........................................      12
Buying Shares .........................................................      13
Selling Shares ........................................................      14
Selling Shares in Writing .............................................      15
Exchanging Shares .....................................................      16
Restrictions on Buying, Selling and Exchanging Shares .................      16
How Fund Shares Are Priced.............................................      17
Dividends and Distributions ...........................................      18
Tax Consequences ......................................................      18
Compensation to Securities Dealers ....................................      19


 Fund Performance


Fund Performance.......................................................      20


 Glossary of Terms


Glossary of Terms .....................................................      23


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in a Kobrick Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

          Goals, Strategies & Risks
          -------------------------
[GRAPHIC] Kobrick Capital Fund

[GRAPHIC OF TABLE GRAPH]

Adviser:  Kobrick Funds LLC (the "Adviser")
Manager:  Frederick R. Kobrick

Ticker Symbol:  Class A    Class Y
                ----------------------------
                KFCFX      KCFYX


 Investment Goal

The Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest substantially all of its assets in equity securities of companies with small, medium and large capitalizations, including those that the Adviser believes are undervalued special situations and emerging growth companies. This approach provides the Adviser with flexibility to emphasize companies with different capitalizations as market conditions change. The Adviser considers emerging growth companies to be those companies that are less mature and have the potential to grow substantially faster than the economy. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, the Adviser generally seeks companies in a wide range of industries and considers a variety of factors, including any one or more of the following:


|x| the strength of a company's management team
|x| relative financial condition
|x| entrepreneurial character
|x| expected growth in earnings
|x| competitive position and business strategy
|x| new or innovative products, services or processes

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government). The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. Because the Fund's investment goal provides flexibility to emphasize companies having different capitalizations as market conditions change, the Fund may engage in frequent trading of securities. Additionally, the Fund may buy and sell certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

                                              Goals, Strategies & Risks
                                              -------------------------
                                                                       [GRAPHIC]

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one- and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar styles. The returns are those of the Fund's Class A shares. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A shares and would differ to the extent that the classes do not have the same expenses. The Fund also offers Class B and Class C shares in a separate prospectus. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows the Fund's adjusted total returns for Class A shares* for the three calendar years since the Fund's inception on December 31, 1997. The returns for Class Y shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                    1998            1999            2000
                    ----            ----            ----

                   50.00%          73.21%         -41.30%



/\ Highest Quarterly Return:  Fourth Quarter 1999, up 50.97%

\/ Lowest Quarterly Return:  Fourth Quarter 2000, down 30.76%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the Russell 3000 Index, a market value-weighted, unmanaged index of large company stocks. They are also compared to the Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 3000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.



-----------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ended December 31, 2000)
                                                                             Since Fund Inception
                                                               Past 1 Year        (12/31/97)
   Kobrick Capital Fund: Class A* (inception 12/31/97)          -44.67%             12.86%
        Russell 3000 Index                                       -7.46%             11.57%
        Morningstar Mid Cap Growth Funds Average                 -7.23%             20.28%
        Lipper Multi-Cap Growth Funds Average                   -11.06%             20.65%
-----------------------------------------------------------------------------------------------------
                                                                             Since Class Inception
                                                               Past 1 Year        (10/29/99)
   Kobrick Capital Fund: Class Y* (inception 10/29/99)          -41.15%            -13.30%
        Russell 3000 Index                                       -7.46%              1.03%
        Morningstar Mid Cap Growth Funds Average                 -7.23%             18.62%**
        Lipper Multi-Cap Growth Funds Average                   -11.06%             12.27%
-----------------------------------------------------------------------------------------------------

* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**  Calculated from November 1, 1999.

[GRAPHIC]  Goals, Strategies & Risks
           -------------------------
           Kobrick Emerging Growth Fund

[GRAPHIC OF BAR GRAPH]

Adviser:  Kobrick Funds LLC (the "Adviser")
Manager:  Frederick R. Kobrick

Ticker Symbol:   Class A     Class Y
                 ----------------------
                 KFEGX       pending

 Investment Goal

The Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest substantially all of its assets in equity securities of emerging growth companies in any industry, with an emphasis on companies with small capitalizations. The Adviser considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The small capitalization companies in which the Fund invests are generally comparable to the size of companies included in the Russell 2000 Index, which is a commonly used index of small stock performance. The median market capitalization in this index as of September 30, 2000 was approximately $ 471 million and the largest market capitalization in this index as of such date was approximately $5.6 billion. Levels of capitalization and the companies constituting the Russell 2000 Index could vary over time because of market conditions and other factors relating to small capitalization companies generally and investments in such companies. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of the company after its market capitalization increases. Small and emerging growth companies that are identified as good candidates for the Fund can be found in a variety of industries. In selecting investments for the Fund, the Adviser may consider a variety of factors, including any one or more of the following:


[x] the strength of a company's management team
[x] relative financial condition
[x] competitive position and business strategy
[x] new or innovative products, services or processes
[x] expected growth in earnings
[x] cash flow
[x] overall potential as an enterprise

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities of emerging growth companies, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in securities issued by larger, more mature companies and undervalued special situation companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. The Fund may engage in frequent trading of securities, including buying and selling certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks

Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

                                              Goals, Strategies & Risks
                                              -------------------------
                                                                       [GRAPHIC]

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one- and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar styles. The returns are those of the Fund's Class A shares. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A shares and would differ to the extent that the classes do not have the same expenses. The Fund also offers Class B and Class C shares in a separate prospectus. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares* for the three calendar years since the Fund's inception on December 31, 1997. The returns for Class Y shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.



  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                    1998            1999            2000
                    ----            ----            ----

                   39.50%          86.49%         -40.05%



/\  Highest Quarterly Return:  Fourth Quarter 1999, up 57.28%

\/  Lowest Quarterly Return:  Fourth Quarter 2000, down 32.29%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company stocks. It is also compared to the Morningstar Mid Cap Growth Funds Average and Lipper Mid Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Mid Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 2000)                                             Since Fund Inception
                                                                        Past 1 Year        (12/31/97)
   Kobrick Emerging Growth Fund: Class A* (inception 12/31/97)           -43.50%              13.70%
        Russell 2000 Index                                                -3.02%               4.65%
        Morningstar Mid Cap Growth Funds Average                          -7.23%              20.28%
        Lipper Mid-Cap Growth Funds Average                              -10.01%              20.65%
-------------------------------------------------------------------------------------------------------------
                                                                                      Since Class Inception
                                                                        Past 1 Year        (10/29/99)
   Kobrick Emerging Growth Fund: Class Y* (inception 10/29/99)           -39.95%             -11.29%
        Russell 2000 Index                                                -3.02%              12.22%
        Morningstar Mid Cap Growth Funds Average                          -7.23%              18.62%**
        Lipper Mid-Cap Growth Funds Average                              -10.01%              16.47%
-------------------------------------------------------------------------------------------------------------

* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**   Calculated from November 1,1999

[GRAPHIC]  Goals, Strategies & Risks
           -------------------------
           Kobrick Growth Fund

[GRAPHIC OF TABLE GRAPH]

Adviser:  Kobrick Funds LLC (the "Adviser")
Manager:  Michael E. Nance

Ticker Symbol:   Class A    Class Y
                 --------------------
                 KFEGX      pending

 Investment Goal

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that the Adviser believes have better than average long-term growth potential.

 Principal Investment Strategies

Under normal market conditions, the Fund will be primarily invested in equity securities of large capitalization companies that the Adviser expects will have better than average long-term growth potential. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. The Fund invests in a diversified portfolio of securities of larger, more established companies in a broad range of industries. The Adviser seeks to invest in companies which offer the greatest potential for profitable expansion and sustained growth and considers a variety of factors, including any one or more of the following:

[x] management that can execute business plans

[x] expected growth in earnings

[x] a sound business strategy

[x] compelling valuations

A company's valuations are based on a variety of measures including price/earnings to growth rates, price to book value and price to sales. Potential income is not a major factor in the selection of investments.

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.


o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.


o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.


Although it is anticipated that most of the Fund's assets will be invested in equity securities of companies with large capitalizations, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in smaller capitalization and emerging growth companies. The Fund may invest more than 35% of its total assets in cash or certain short-term securities for temporary defensive purposes. The Fund will only take such defensive action when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. These investments may prevent the Fund from achieving its investment goal and may cause the Fund to miss out on more profitable investments. The Fund may engage in frequent trading of securities, including buying and selling certain individual stocks frequently based upon many factors, including if, in the Adviser's opinion, the stock prices reflect opportunities in the market. Because the Fund may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the Fund, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.

                                            Goals, Strategies & Risks
                                            -------------------------
                                                                      [GRAPHIC]

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one- and since Fund and since class inception periods compare with those of a broad measure of market performance and the average performances of funds with similar objectives. The returns are those of the Fund's Class A shares. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A shares and would differ to the extent that the classes do not have the same expenses. The Fund also offers Class B and Class C shares in a separate prospectus. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares* for the two calendar years since the Fund's inception on September 1, 1998. The returns for Class Y shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy the Fund's shares. A sales charge will reduce your return.


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                           1999            2000
                           ----            ----

                          54.58%          -9.20%


/\  Highest Quarterly Return:  Fourth Quarter 1999, up 38.03%

\/  Lowest Quarterly Return:  Second Quarter 2000, down 10.93%

The table below shows how the Fund's average annual total returns for the one-year and since Fund and since class inception periods compared to those of the S&P Composite Index of 500 stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. It is also compared to the Morningstar Large Blend Funds Average, Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average, each an average of the total returns of all mutual funds with a current investment style similar to that of the Fund, as calculated by Morningstar, Inc. and Lipper, Inc., respectively. It is not possible to invest directly in an index. The Fund's total returns are adjusted to reflect the Fund's expenses for Class A shares and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Blend Funds Average, Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
   (for the periods ended December 31, 2000)                                            Since Fund Inception
                                                                        Past 1 Year           (9/1/98)
   Kobrick Growth Fund: Class A* (inception 9/1/98)                      -14.43%               29.26%
        S&P 500                                                           -9.10%               14.98%**
        Morningstar Large Blend Funds Average                             -7.17%               15.72%**
        Morningstar Large Cap Growth Funds Average#                      -13.92%               16.81%**
        Lipper Large-Cap Growth Funds Average                             -8.87%               21.64%**
--------------------------------------------------------------------------------------------------------------
                                                                                        Since Class Inception
                                                                        Past 1 Year          (10/29/99)
   Kobrick Growth Fund: Class Y* (inception 10/29/99)                     -8.87%               16.47%
        S&P 500                                                           -9.10%               -1.54%
        Morningstar Large Blend Funds Average                             -7.17%                1.13%***
        Morningstar Large Cap Growth Funds Average#                      -13.92%                2.39%***
        Lipper Large-Cap Growth Funds Average                             -8.87%                0.16%
--------------------------------------------------------------------------------------------------------------

* Until October 29, 1999, the Fund had only one class of shares and was offered without a sales charge. These returns have been adjusted to reflect expenses and sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."

**  Calculated from August 31, 1998

*** Calculated from November 1, 1999

# Although for the quarter ended December 31, 2000, Morningstar, Inc. categorized the Fund as Large Blend, the Adviser's objective is that the Fund be categorized by Morningstar as Large Cap Growth as it had been in previous quarters.

[GRAPHIC] Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                             Class A           Class Y
   Maximum sales charge (load) imposed on purchases           5.75%+            None

   Maximum deferred sales charge (load)                       None              None

   Redemption fees                                            None*             None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

+ The front-end sales charge typically charged on Class A shares is waived for investors who meet certain eligibility and minimum investment requirements. (See "Investing in the Funds.")

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                           Kobrick                   Kobrick                    Kobrick
                                                        Capital Fund          Emerging Growth Fund            Growth Fund
                                                 Class A           Class Y  Class A           Class Y  Class A          Class Y
   Management fees                                1.00%             1.00%    1.00%             1.00%    1.00%            1.00%
   Distribution and/or service (12b-1) fees       0.25%             0.00%    0.25%             0.00%    0.25%            0.00%
   Other expenses                                 0.37%             0.27%    0.46%             0.35%    0.47%            0.38%
   Total annual fund operating expenses (a)       1.62%             1.27%    1.71%             1.35%    1.72%            1.38%
   Fee waiver and/or expense reimbursement (b)    0.12%             0.02%    0.21%             0.10%    0.32%            0.23%
   Net expenses                                   1.50%             1.25%    1.50%             1.25%    1.40%            1.15%

(a) Until October 29, 1999, the Funds had only one class of shares and were offered without a sales charge and therefore total expenses have been restated to account for fees and expenses under the Funds' multiple class structure.

(b) The Adviser has agreed to cap the amount of Total Expenses at 1.50% for Class A shares (1.25% for Class Y shares) for the Kobrick Capital Fund and Kobrick Emerging Growth Fund and 1.40% for Class A shares (1.15% for Class Y shares) for the Kobrick Growth Fund through January 31, 2002. Accordingly, to the extent Total Expenses exceed the amount of the respective cap, the Adviser will reduce its management fees and/or reimburse the Funds for certain expenses. With respect to each Fund, the Adviser shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) over certain periods of time pursuant to the terms of the agreement. If the Adviser had not agreed to the cap and if the reimbursements and waivers were not in effect for a Fund, performance would be reduced accordingly.


  Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in a Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                       Kobrick Capital Fund           Kobrick Emerging Growth Fund             Kobrick Growth Fund
                   Class A              Class Y      Class A                Class Y       Class A                Class Y
   1 year          $  719               $  127        $  719                $  127        $  709                 $  117
   3 years         $1,046               $  401        $1,064                $  418        $1,056                 $  414
   5 years         $1,395               $  695        $1,431                $  730        $1,426                 $  733
   10 years        $2,377               $1,532        $2,462                $1,615        $2,463                 $1,637

                                                                 More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

Risk of Small Capitalization Companies (Capital and Emerging Growth Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. IPO securities involve greater information risk than other equity securities due to the lack of public information.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Valuation Risk (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

[GRAPHIC]  Management Team
           ---------------
           Meet the Funds' Investment Adviser


The Kobrick Funds family consists of three mutual funds designed to offer investors a range of growth oriented investment opportunities. Kobrick Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Class A and Class Y shares of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund, all of which constitute the "Kobrick Funds." As a shareholder of one or more of the Kobrick Funds, you are entitled to the same benefits and privileges as a shareholder of the Nvest Funds, including the ability to exchange into or out of any fund in the Nvest Funds family. (See "Exchanging Shares.") The Nvest Funds family, which includes the Kobrick Funds, includes 26 mutual funds with a total of approximately $7 billion in assets under management as of December 31, 2000. Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Nvest AEW Real Estate Fund and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."


 Adviser


The Adviser, Kobrick Funds LLC, located at 101 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to each of the Funds and is a subsidiary of CDC IXIS Asset Management-North America, L.P. which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations, a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management-North America, L.P.'s 18 principal subsidiary or affiliated asset management firms, collectively, had more than $132 billion in assets under management. The Adviser, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds including the Funds.


     For the fiscal year ended September 30, 2000, the Funds paid 1.00% of their respective average daily net assets to the Adviser in advisory fees.

 Portfolio Trades


In placing portfolio trades, the Adviser may use brokerage firms that market the Funds' shares or are affiliated with CDC IXIS Asset Management-North America, L.P. or the Adviser. In placing trades, the Adviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


Meet the Funds' Portfolio Managers

Frederick R. Kobrick

Frederick Kobrick has managed Kobrick Capital Fund from its inception and Kobrick Emerging Growth Fund from its inception until February 1, 1999 and returned as its portfolio manager on April 9, 1999. Mr. Kobrick previously managed the Kobrick Growth Fund from its inception until June 30, 1999. He has been in the investment business for more than 29 years. For the 12-year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University. Mr. Kobrick is also a Chartered Financial Analyst. In addition to serving as senior officer of the Adviser, Mr. Kobrick is also a portfolio manager and a principal in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

Michael E. Nance

Michael Nance has managed Kobrick Growth Fund since July 1, 1999. Mr. Nance, Senior Vice President of the Adviser, joined the company in June 1999. Prior to joining the Adviser, he was a Senior Vice President at Putnam Investments, where he was a co-manager of the Putnam Voyager Fund, as well as other institutional accounts. Mr. Nance joined Putnam in 1994 as an Assistant Vice President and equity analyst in the Global Equity Research Group. Mr. Nance received an M.B.A. from the University of Chicago Graduate School of Business and a B.S. in Industrial Engineering from Drexel University. In addition to serving as Senior Vice President of the Adviser, Mr. Nance is also a portfolio manager in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

                                                         Fund Services [GRAPHIC]
                                                         -------------
                                                Investing in the Funds


 Choosing a Share Class


Each Fund offers Classes A, B, C and Y shares. This prospectus is intended to offer Class Y shares and Class A shares to investors eligible for a waiver of the front-end sales load (listed below). If you are interested in purchasing Class A (retail), B or C shares, please call Nvest Funds at 800-225-5478. Each class has different eligibility and minimum investment requirements. Each class also has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Your financial representative can help you decide which class of shares is most appropriate for you.


 Class A Shares

o You pay a sales charge when you buy Fund shares unless you qualify for a waiver as described below.

o  You pay higher annual expenses than Class Y shares.

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund Trustees and other individuals who are affiliated with any Kobrick Fund, Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);


o Participants in certain Retirement Plans with 100 or more eligible employees (one-year CDSC may apply);


o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in Kobrick Funds, Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Kobrick Fund, Nvest Fund or Money Market Fund.

o Accounts open as of October 31, 1999 that became Class A shareholders of the relevant Fund, are not subject to applicable sales charges and may exchange into Class A shares of another Kobrick Fund or Nvest Fund without the imposition of a sales charge.


o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

o  The minimum initial investment is $500 for Individual Retirement Accounts
   (IRAs), $250 for retirement plans, $25 for Payroll Deduction Investment programs for certain retirement plans and $2,500 for any other type of accounts.


 Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Class Y Shares

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay lower annual expenses than Class A shares, giving you the potential for higher returns per share.

Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

There is no initial or subsequent investment minimum for:

o Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

o Insurance Company Accounts of Metropolitan Life Insurance Company ("MetLife") or its affiliates.

o  Separate Accounts of MetLife or its affiliates.

o Wrap Fee Programs of certain broker-dealers not being paid by the Funds or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

o Certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

o Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

o Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information about such fees.

The minimum initial investment is $1 million and the minimum for each subsequent investment is $10,000 for:

o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

For expenses associated with Class A and Class Y shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

[GRAPHIC]  Fund Services
           -------------
           How Sales Charges Are Calculated


 Class A Shares

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase. However, for purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of such shares within one year of the date of purchase. See the eligibility requirements for sales charge waivers in the section entitled "Investing in the Funds -- Class A."

---------------------------------------------------------------------------------------
                               Class A Sales Charges
     Your Investment          As a % of offering price       As a % of your investment
   Less than  $ 50,000                 5.75%                          6.10%

   $ 50,000 - $ 99,999                 4.50%                          4.71%

   $100,000 - $249,999                 3.50%                          3.63%

   $250,000 - $499,999                 2.50%                          2.56%

   $500,000 - $999,999                 2.00%                          2.04%

   $1,000,000 or more                  0.00%                          0.00%
---------------------------------------------------------------------------------------

It's Easy to Open an Account

To open an account with Kobrick Funds:

1. Read this Prospectus carefully.

2. Read the eligibility and minimum investment requirements described above under "Investing in the Funds" and choose the class of shares that best meets your needs.


3. You should contact Kobrick Funds at 888-523-8631 if you have any questions about purchasing Fund shares.


4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

                                                         Fund Services
                                                         --------------
                                                         Buying Shares [GRAPHIC]

                        Opening an Account                                    Adding to an Account

  Through Your Investment Dealer

       o  Call your investment dealer for information.         o  Call your investment dealer for information.

  By Mail

       o  Make out a check in U.S. dollars for the invest-     o  Make out a check in U.S. dollars for the invest-
          ment amount, payable to "Kobrick Funds."                ment amount, payable to "Kobrick Funds."
[GRAPHIC] Third party checks and "starter" checks will            Third party checks and "starter" checks will not
          not be accepted.                                        be accepted.


       o  Mail the check with your completed applica-          o  Fill out the detachable investment slip from an
          tion to Kobrick Funds, P.O. Box 8551, Boston,           account statement. If no slip is available, include
          MA 02266-8551.                                          with the check a letter specifying the Fund name,
                                                                  your class of shares, your account number and
                                                                  the registered account name(s). To make invest-
                                                                  ing even easier, you can order more investment
                                                                  slips by calling 888-523-8631.


  By Exchange


       o  Obtain a current prospectus for the Fund into        o  Call your investment dealer or Kobrick Funds at
          which you are exchanging by calling your                888-523-8631 or visit nvestfunds.com to
          investment dealer or Kobrick Funds at                   request an exchange.
[GRAPHIC] 888-523-8631.


       o  Call your investment dealer or Kobrick Funds to      o  See the section entitled "Exchanging Shares."
          request an exchange.

       o  See the section entitled "Exchanging Shares."

  By Wire


       o  Call Kobrick Funds at 888-523-8631 to obtain         o  Visit nvestfunds.com to add shares to your
          an account number and wire transfer instruc-            account by wire.
          tions. Your bank may charge you for such a
          transfer.
[GRAPHIC]                                                      o  Instruct your bank to transfer funds to State
                                                                  Street Bank & Trust Company, ABA#
                                                                  011000028, DDA# 99011538.


                                                               o  Specify the Fund name, your class of shares,
                                                                  your account number and the registered account
                                                                  name(s). Your bank may charge you for such a
                                                                  transfer.


  Through Automated Clearing House (ACH)

       o  Ask your bank or credit union whether it is a        o  Call Kobrick Funds at 888-523-8631 or visit
          member of the ACH system.                               nvestfunds.com to add shares to your account
                                                                  through ACH.
[GRAPHIC]
       o  Complete the "Telephone Withdrawal and               o  If you have not signed up for the ACH system,
          Exchange" and "Bank Information" sections on            please call Kobrick Funds for a Service Options
          your account application.                               Form. A signature guarantee may be required
                                                                  to add this privilege.
       o  Mail your completed application to Kobrick
          Funds, P.O. Box 8551, Boston, MA 02266-
          8551.

[GRAPHIC] Fund Services
          -------------
          Selling Shares

                                              To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer

o  Call your investment dealer for information.

By Mail


            o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


            o  The request must be signed by all of the owners of the shares and
[GRAPHIC]      must include the capacity in which they are signing, if
               appropriate.

            o Mail your request by regular mail to Kobrick Funds, P.O. Box 8551, Boston, MA 02266-8551 or by registered, express or certified mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.


            o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH. (See below.)


By Exchange

            o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Kobrick Funds at 888-523-8631.

[GRAPHIC]   o  Call Kobrick Funds or visit nvestfunds.com to request an exchange.

            o  See the section entitled "Exchanging Shares" for more details.

By Wire

            o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

            o  Call Kobrick Funds at 888-523-8631, visit nvestfunds.com or
[GRAPHIC]      indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

            o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House (ACH)

            o Ask your bank or credit union whether it is a member of the ACH system.

            o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.
[GRAPHIC]
            o If you have not signed up for the ACH system on your application, please call Kobrick Funds at 888-523-8631 for a Service Options Form.

            o Call Kobrick Funds or visit nvestfunds.com to request a redemption through this system.

            o Proceeds will generally arrive at your bank within three business days.

By Telephone


            o You may receive your proceeds by mail, by wire or through ACH. (See above.)
[GRAPHIC]
            o Call Kobrick Funds at 888-523-8631 to choose the method you wish to use to redeem your shares.

                                                         Fund Services
                                                         -------------
                                             Selling Shares in Writing [GRAPHIC]

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

[GRAPHIC]  Fund Services
           -------------
           Exchanging Shares


You may exchange shares of your Kobrick Fund for shares of the same class of another Kobrick Fund or another Nvest Fund or for Class A shares of the Money Market Funds. At the discretion of NELICO or MetLife, Class Y shares of any Deferred Compensation Accounts may be exchanged for Class A shares of any other Kobrick Fund or Nvest Fund which does not offer Class Y shares. Class A shares of any Kobrick Fund or Nvest Fund in a Deferred Compensation Account may also be exchanged for Class Y shares of any Kobrick Fund or Nvest Fund. All exchanges are subject to the eligibility requirements of the Kobrick Fund, Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of Kobrick Funds, Nvest Funds or Money Market Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Kobrick Fund, Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares

 Purchase and Exchange Restrictions


Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


 Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


Restriction                                                     Situation

The Fund may suspend the right of redemption or postpone        o  When the New York Stock Exchange (the "Exchange") is closed
payment for more than 7 days:                                      (other than a weekend/holiday)

                                                                o  During an emergency

                                                                o  Any other period permitted by the SEC

The Fund reserves the right to suspend account services or      o  With a notice of a dispute between registered owners
refuse transaction requests:

                                                                o  With suspicion/evidence of a fraudulent act

The Fund may pay the redemption price in whole or in part by    o  When it is detrimental for the Fund to make cash payments as
a distribution in kind of readily marketable securities in         determined in the sole discretion of the Adviser
lieu of cash or may take up to 7 days to pay a redemption
request in order to raise capital:

The Fund may withhold redemption proceeds until the check or    o When redemptions are made within 10 calendar days of
funds have cleared:                                               purchase by check or ACH of the shares being redeemed


Telephone redemptions are not accepted for tax-qualified retirement accounts.


If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Funds recommend that certificates be sent by registered mail.

                                                        Fund Services [GRAPHIC]
                                                        -------------
                                           How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:



                     Total market value of securities + Cash and other assets - Liabilities
 Net Asset Value =  ------------------------------------------------------------------------
                                           Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o Equity securities -- most recent sales or quoted bid price as provided by a pricing service.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange is expected to materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.


o  Options -- last sale price, or if not available, last offering price.


o Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

o All other securities -- fair market value as determined by the Adviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes actually reflects fair value.

[GRAPHIC]   Fund Services
            -------------
            Dividends and Distributions


The Funds generally distribute most or all of their net investment income annually (other than capital gains) in the form of dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Kobrick Fund or Nvest Fund.

o  receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Kobrick Funds in writing or call 888-523-8631.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

 Tax Consequences


Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you are taxable whether you received them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Kobrick Fund, Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

As of the date of this Prospectus, a single investor owns a significant portion of the shares of each Fund. Redemption by this investor of all or a substantial part of its investment in a Fund could require the Adviser to sell a large amount of portfolio securities. Such sales could result in the realization of capital gains, which would be required to be distributed to shareholders of the affected Fund.

                                                        Fund Services [GRAPHIC]
                                                        -------------
                                   Compensation to Securities Dealers



As part of their business strategies, the Funds may pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Class A shares pay an annual service fee of 0.25% of its average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Kobrick Funds or other Nvest Funds over prior periods and certain other factors. See the SAI for more details.

[GRAPHIC] Fund Performance
          ----------------


The financial highlights tables are intended to help you understand each Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.


Kobrick Capital Fund


--------------------------------------------------------------------------------------------------------------------------------

                                                                               Class A                             Class Y

                                                           For the Period                                      For the Period
                                                            December 31,                                         October 29,
                                                          1997(a) through            Year Ended                1999(a) through
                                                           September 30,            September 30,               September 30,
                                                           -------------   -------------------------------      -------------
                                                                1998            1999             2000               2000
                                                           -------------   --------------   --------------      -------------
Net asset value, beginning of period .................     $       10.00   $        10.71   $        17.21      $       15.64
                                                           -------------   --------------   --------------      -------------

Income (Loss) from investment operations:
Net investment income (loss) (c) .....................             (0.13)           (0.18)           (0.14)             (0.08)
Net realized and unrealized gain (loss) on investments              0.84             6.68             4.35(g)            3.53(g)
                                                           -------------   --------------   --------------      -------------
Total from investment operations .....................              0.71             6.50             4.21               3.45
                                                           -------------   --------------   --------------      -------------

Less distributions
   Distributions from net realized capital gains .....                --               --            (2.37)                --
                                                           -------------   --------------   --------------      -------------
Total distributions ..................................                --               --            (2.37)                --
                                                           -------------   --------------   --------------      -------------
Net asset value, end of period .......................     $       10.71   $        17.21   $        19.05      $       19.09
                                                           =============   ==============   ==============      =============

Total Return (%) (b) .................................              7.10            60.69            27.99              22.06

Ratios and Supplemental Data
Net Assets, end of period (000s) .....................     $      27,463   $      102,879   $      193,897      $      25,721

Ratios to average net assets:
   Expenses (%) (d)(e) ...............................              1.75             1.75             1.51               1.25
   Expenses after expense reductions (%) (d)(e) ......              1.75             1.75             1.48(f)            1.22(f)
   Net investment income (loss) (%)(d) ...............             (1.38)           (1.09)           (0.67)             (0.43)
Portfolio turnover rate (%) ..........................               350              778            1,320              1,320
--------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) A sales charge for Class A shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

                                                      Fund Performance [GRAPHIC]
                                                      ----------------


                          Kobrick Emerging Growth Fund


--------------------------------------------------------------------------------------------------------------------------------

                                                                                Class A                             Class Y

                                                           For the Period                                        For the Period
                                                             December 31,                                          October 29,
                                                          1997(a) through                Year Ended              1999(a) through
                                                            September 30,               September 30,             September 30,
                                                            ------------      ------------------------------      ------------
                                                                1998                1999           2000               2000
                                                           -------------      ------------------------------      ------------
Net asset value, beginning of period .................     $       10.00      $       10.14   $        16.54      $      15.19
                                                           -------------      ------------------------------      ------------
Income (Loss) from investment operations:
Net investment income (loss) (c) .....................             (0.11)             (0.18)           (0.15)            (0.07)
Net realized and unrealized gain (loss) on investments              0.25(g)            6.58             5.77              4.37
                                                           -------------      ------------------------------      ------------
Total from investment operations .....................              0.14               6.40             5.62              4.30
                                                           -------------      ------------------------------      ------------

Less distributions
   Distributions from net realized capital gains .....                --                 --            (2.71)               --
                                                           -------------      ------------------------------      ------------
Total distributions ..................................                --                 --            (2.71)               --
                                                           -------------      ------------------------------      ------------
Net asset value, end of period .......................     $       10.14      $       16.54   $        19.45      $      19.49
                                                           =============      ==============================      ============

Total Return (%) (b) .................................              1.40              63.12            39.24             28.31

Ratios and Supplemental Data
Net Assets, end of period (000s) .....................     $      18,330      $      52,175   $      111,658      $      3,944

Ratios to average net assets:
   Expenses (%) (d)(e) ...............................              1.75               1.75             1.51              1.25
   Expenses after expense reductions (%) (d)(e) ......              1.75               1.75             1.51(f)           1.25(f)
   Net investment income (loss) (%)(d) ...............             (1.16)             (1.24)           (0.73)            (0.37)

Portfolio turnover rate (%) ..........................               287                442              678               678
--------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) A sales charge for Class A shares or contingent derferred sales charge for Class B and Class C shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total retrns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market valuses of the investments of the Fund.

[GRAPHIC] Fund Performance
          ----------------

Kobrick Growth Fund


--------------------------------------------------------------------------------------------------------------------------------

                                                                                Class A                              Class Y

                                                          For the Period                                         For the Period
                                                            September 1,                                           October 29,
                                                          1998(a) through               Year Ended               1999(a) through
                                                           September 30,              September 30,               September 30,
                                                           -------------    ---------------------------------     -------------
                                                                1998             1999               2000                2000
                                                           ------------     ---------------------------------      ------------
Net asset value, beginning of period .................     $      10.00     $       10.32      $        15.41      $      16.21
                                                           ------------     -------------      --------------      ------------
Income (Loss) from investment operations:
Net investment income (loss) (c) .....................             0.00(h)          (0.08)              (0.13)            (0.06)
Net realized and unrealized gain (loss) on investments             0.32              5.17(g)             6.39              5.58
                                                           ------------     -------------      --------------      ------------
Total from investment operations .....................             0.32              5.09                6.26              5.52
                                                           ------------     -------------      --------------      ------------

Less distributions
   Distributions from net investment income ..........               --              0.00(h)               --                --
                                                           ------------     -------------      --------------      ------------
Total distributions ..................................               --              0.00                  --                --
                                                           ------------     -------------      --------------      ------------
Net asset value, end of period .......................     $      10.32     $       15.41      $        21.67      $      21.73
                                                           ============     =============      ==============      ============

Total Return (%) (b) .................................             3.20             49.35               40.62             34.05

Ratios and Supplemental Data
Net Assets, end of period (000s) .....................     $      1,054     $      46,827      $      103,087      $      1,746

Ratios to average net assets:
   Expenses (%) (d)(e) ...............................             1.40              1.40                1.40              1.15
   Expenses after expense reductions (%) (d)(e) ......             1.40              1.40                1.29(f)           0.95
   Net investment income (loss) (%)(d) ...............             0.32             (0.55)              (0.62)            (0.28)
Portfolio turnover rate (%) ..........................               11               632                 826               826
--------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) A sales charge for Class A shares is not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c)  Calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(h)  Amount is less than $0.01

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up approach -- The search for outstanding performance by first considering individual companies before considering the impact of industry and economic trends.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.


Diversification -- The strategy of investing in a wide range of companies representing different market sectors to reduce the risk if an individual company or one sector suffers losses.


Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental Analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, research and development and markets in predicting future trends in these indicators of a company's success or failure.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Market capitalization -- Market price multiplied by number of shares outstanding. The figures used to distinguish small, medium and large market capitalizations may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.


Qualitative Analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.


Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

                                     NOTES

                                     NOTES

          If you would like more information about the Kobrick Funds, the following documents are available free upon request:


               Annual and Semiannual Reports-- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
  Fund's performance during its last fiscal year. To reduce costs, we mail one copy per household. For more copies call CDC IXIS Distributors,
                            L.P. at the number below.

           Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their
               investment limitations and policies, has been filed
           with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference.

                  To order a free copy of the Funds' annual or
             semiannual report or their SAI, contact your financial
                        representative, or the Funds at:

                                  Kobrick Funds
                                  P.O. Box 8551
                        Boston, Massachusetts 02266-8551
                            Telephone: 1-888-523-8631
                            Internet: www.kcfund.com


                 Your financial representative or Kobrick Funds
          will also be happy to answer your questions or to provide any additional information that you may require.


              You can review and copy the Funds' reports and SAI at
            the Public Reference Room of the Securities and Exchange
              Commission. Text-only copies are available free from
                   the Commission's Web site at: www.sec.gov.


                      Copies of these publications are also
                       available for a fee and information
                         on the operation of the Public
                        Reference Room may be obtained by
                       electronic request at the following
          e-mail address: publicinfo@sec.gov, or by writing or calling the Public Reference Section of the SEC,
                           Washington, D.C. 20549-0102
                            Telephone: 1-202-942-8090


              CDC IXIS Distributors, L.P., and other firms selling
                   shares of Kobrick Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                                at www.NASDR.com.

                                 Kobrick Funds
                           Classes A and Y Shares of:
                              Kobrick Capital Fund
                          Kobrick Emerging Growth Fund
                              Kobrick Growth Fund


                    Investment Company Act File No. 811-8435
                                   YK51-0201

                         NVEST KOBRICK INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



                                February 1, 2001


                              Kobrick Capital Fund
                          Kobrick Emerging Growth Fund
                               Kobrick Growth Fund



This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the Prospectus for Classes A, B and C shares and to the Prospectus for Classes A and Y shares of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund (the "Funds" and each a "Fund"), each dated February 1, 2001 and each as may be supplemented from time to time (the "Prospectus" or "Prospectuses") and should be read in conjunction therewith. Investors may obtain a free copy of the Prospectuses from CDC IXIS Distributors, L.P. (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116, by calling the Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com.


The financial statements and accompanying notes of each Fund that appear in the Funds' annual and semiannual reports are incorporated by reference into this Statement. The annual and semiannual reports for the Funds contain additional performance information and are available upon request and without charge by calling 800-225-5478.


                                                                       HK33-0201

                         Nvest Kobrick Investment Trust
                               101 Federal Street
                           Boston, Massachusetts 02110


                                Table of Contents



     Nvest Kobrick Investment Trust ..................................    3
     Investment Limitations ..........................................    3
     Additional Information Concerning Certain Investment Techniques .    5
     Debt Instruments and Permitted Cash Investments .................   11
     Quality Ratings of Corporate Bonds and Preferred Stocks .........   13
     Trustees and Officers ...........................................   14
     The Investment Adviser ..........................................   18
     Distribution Agreement and 12b-1 Plans ..........................   19
     Securities Transactions .........................................   23
     Portfolio Turnover ..............................................   25
     How to Buy Shares ...............................................   25
     Net Asset Value and Public Offering Price .......................   26
     Reduced Sales Charges ...........................................   27
     Shareholder Services ............................................   29
          Open Accounts ..............................................   29
          Automatic Investment Plans .................................   29
          Retirement Plans Offering Tax Benefits .....................   30
          Systematic Withdrawal Plans ................................   30
          Dividend Diversification Program ...........................   31
          Exchange Privilege .........................................   31
          Automatic Exchange Plan ....................................   33
          Broker Trading Privileges ..................................   33
          Self-Servicing Your Account ................................   33
     Redemptions .....................................................   35
     Standard Performance Measures ...................................   37
     Investment Performance of the Funds .............................   39
     Income Dividends, Capital Gain Distributions and Tax Status .....   41
     Financial Statements ............................................   42
     Appendix A - Publications That May Contain Fund Information .....   43
     Appendix B - Advertising and Promotional Literature .............   44

--------------------------------------------------------------------------------
                         NVEST KOBRICK INVESTMENT TRUST
--------------------------------------------------------------------------------



     Nvest Kobrick Investment Trust (the "Trust") was organized as a Massachusetts business trust on October 10, 1997. The Trust is a registered open-end, management investment company and currently offers three series to investors: the Kobrick Capital Fund, the Kobrick Emerging Growth Fund and the Kobrick Growth Fund (the "Funds" and each a "Fund"). Each Fund is diversified and has its own investment objective and policies.


     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Each Fund is divided into a number of separate classes, each having such rights and preferences relative to other classes of the same Fund as the Board of Trustees determine. Expenses attributable to any Fund or class of Fund are borne by that Fund or class of Fund, respectively. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Master Trust Agreement of the Trust (sometimes referred to as the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because most of the Trust's assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act. At that time, a meeting of shareholders will be called. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Funds and holders of 10% or more of the outstanding shares of the Funds can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.


--------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding voting shares of a Fund means the vote (A) of 67% or more of the voting shares present at a meeting, if the holders of more than 50% of the outstanding voting shares of such Fund are present or represented by proxy; or (B) of more than 50% of the outstanding voting shares of such Fund, whichever is less.

The limitations applicable to each Fund are:

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets.

2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation
(1) above.

The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings. Deposit of payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets.

3. Margin Purchases. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

4. Short Sales. The Fund will not make short sales of securities, or maintain a short position, other than short sales "against the box."

5. Commodities. The Fund will not purchase or sell commodities or commodity contracts including futures, or purchase or write put or call options on commodities, except that the Fund may purchase or sell financial futures contracts and related options.

6. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

7. Real Estate. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

8. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

9. Industry Concentration. The Fund will not invest more than 25% of its total assets in any particular industry, except in the case of U.S. Government securities.

10. Senior Securities. The Fund will not issue or sell any senior security as defined by the 1940 Act except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.


     Other current investment policies of each Fund, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

1. Illiquid Investments. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and the Fund will not purchase restricted securities (excluding securities eligible for resale under Rule 144A and commercial paper issued under Section 4(2) of the Securities Act of 1933) if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities.

2. Investing for Control. The Fund will not invest in companies for the purpose of exercising control or management.

3. Issuer Concentration. The Fund will not purchase a security of any one issuer if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets to be invested in the securities of any one issuer or (b) cause more than 10% of any class of securities of such issuer to be held by the Fund.

4. Other Investment Companies. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

--------------------------------------------------------------------------------
         ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

     Among other investments described below, each Fund may buy and sell futures contracts, options on securities, options on securities indices, options on futures contracts, foreign investments, currencies, repurchase agreements, reverse repurchase agreements, swap arrangements, "when issued" securities and may enter into closing transactions with respect to each of the foregoing, and invest in other derivatives and engage in securities lending under circumstances in which such instruments and techniques are expected by Kobrick Funds LLC (the "Investment Adviser") to aid in achieving the investment objectives of the Funds. Each Fund on occasion may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a currency at a future time) and which, therefore, possess the risks of both futures and securities investments. In addition, each Fund may purchase securities offered pursuant to an initial public offering.

Futures Contracts

     Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities, currencies, or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

     The purchase of a futures contract on securities or an index of securities normally enables a buyer to participate in the market movement of underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or U.S. Treasury obligations.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying assets fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the applicable Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the applicable Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     Futures contracts will be executed primarily (a) to establish a short position, and thus protect the Fund from experiencing the full impact of an expected decline in market value of portfolio holdings without requiring the sale of holdings, or (b) to establish a long position, and thus to participate in an expected rise in market value of securities or currencies which the Fund intends to purchase. Subject to the limitations described above, each Fund may also enter into futures contracts for purposes of enhancing return. In transactions establishing a long position in a futures contract, money market instruments equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, a representative portfolio of securities having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will employ any other appropriate method of cover which is consistent with applicable regulatory and exchange requirements.

Options on Securities

     Each Fund may use options on securities to implement its investment strategy. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, i.e., the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.

     Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, i.e., when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, i.e., the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure his obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Options on Securities Indices

     Each Fund may engage in transactions in call and put options on securities indices. For example, a Fund may purchase put options on indices of securities in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result.

     Put options on indices of securities are similar to put options on the securities themselves except that the delivery requirements are different. Instead of giving the right to make delivery of a security at a specified price, a put option on an index of securities gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on securities, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. Although there are at present few available options on indices of fixed income securities, other than tax-exempt securities, or futures and related options based on such indices, such instruments may become available in the future. In connection with the use of such options, a Fund may cover its position by identifying a representative portfolio of securities having a value equal to the aggregate face value of the option position taken. However, a Fund may employ any appropriate method to cover its positions that is consistent with applicable regulatory and exchange requirements.

Options on Futures Contracts

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options Strategy


     A basic option strategy for protecting a Fund against a decline in securities prices could involve (a) the purchase of a put - thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by the Fund - - thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in losing the ability to participate in the appreciation of the underlying securities or securities indices.


     A basic option strategy when a rise in securities prices is anticipated is the purchase of a call - - thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by a Fund, money market instruments equal to the aggregate exercise price of the options will be identified by the Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

     Each Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund's return will be the premium received from writing the put option minus the amount by which the market price of the security is below the exercise price.

Limitations and Risks of Options and Futures Activity

     Each Fund will engage in transactions in futures contracts or options primarily as a hedge against changes resulting from market conditions which produce changes in the values of its securities or the securities which it intends to purchase (e.g., to replace portfolio securities which will mature in the near future) or subject to the limitations described below, to enhance return. No Fund will purchase any futures contract or purchase any call option if, immediately thereafter, more than one third of such Fund's net assets would be represented by long futures contracts or call options. No Fund will write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of such Fund's net assets. In addition, no Fund may establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of such Fund's net assets.

     Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities and might in some cases require the Fund to deposit cash to meet applicable margin requirements. The Funds will enter into an option or futures position only if it appears to be a liquid investment.

Foreign Investments

     The Funds reserve the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities representing interests in the securities of foreign issuers. Under current policy, however, each Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

     ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

     ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky, due to (a) the additional costs involved to the Funds; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. Each Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

     To the extent a Fund invests in securities of issuers in less developed countries or emerging foreign markets, it will be subject to a variety of additional risks, including risks associated with political instability, economies based on relatively few industries, lesser market liquidity, high rates of inflation, significant price volatility of portfolio holdings and high levels of external debt in the relevant country.

     Although each Fund may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund's securities in the local markets.

Currency Transactions

     Each Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to each Fund. This method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Repurchase Agreements

     Each Fund may enter into repurchase agreements. Repurchase agreements occur when a Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. A Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements with maturities greater than seven days when combined with other illiquid securities will be limited to 15% of each Fund's net assets.

Reverse Repurchase Agreements

     Each Fund may enter into reverse repurchase agreements. However, a Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Swap Arrangements

     Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates, securities or indices, including the purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specific period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the applicable Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the applicable Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the applicable Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the applicable Fund's portfolio. However, a Fund may enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the applicable Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Adviser is correct in its forecast, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

When-issued Securities

     Each Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will be made only to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to the actual issuance. The Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when- issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Securities Lending


     Each Fund may seek additional income by lending portfolio securities to qualified institutions having a value of up to 33 1/3% of each Fund's assets. The Fund will receive cash or cash equivalent (e.g. U.S. Government obligations) as collateral in an amount at least equal to 100% of the current market value of the loaned securities plus accrued interest. The collateral will generally be held in the form received, although cash may be invested in securities issued or guaranteed by the U.S. Government and/or irrevocable stand-by letters of credit. By reinvesting cash it receives in these transactions, a Fund could magnify any gain or loss it realizes on the underlying investment. If the borrower fails to return the securities and the collateral is insufficient to cover the loss, the Fund could lose money.


Illiquid Securities (Rule 144 and Section 4(2) Commercial Paper)

     Illiquid securities are those which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the Investment Advisor has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale, which would have an adverse effect on the Fund.

Short Sales

     Each Fund may sell securities short against the box, that is: (1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. A Fund may make short sales of securities only if at all times when a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code of 1986, as amended, (the "Code") may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

Initial Public Offerings

     The Funds may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market typically to raise additional capital. The Funds may purchase a "hot" IPO (also known as a "hot issue") which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. Although the Funds will make diligent efforts to research a company prior to purchasing IPO securities, including reviewing the company's prospectus, there is no guarantee against significant losses. The Funds' investment in IPO securities may have a significant impact on a Fund's performance and may result in significant capital gains.

Temporary Defensive Strategies


     Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Investment Adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Each Fund will only take such defensive action, which is inconsistent with its investment goal, when, in the opinion of the Investment Adviser such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other policies. Pursuant to such a defensive strategy a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in certain short-term securities. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments. The use of defensive strategies may prevent a Fund from achieving its goal.


--------------------------------------------------------------------------------
                 DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS
--------------------------------------------------------------------------------

     As indicated in the Funds' Prospectus, a Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which a Fund may invest are described below.

U.S. Government and Related Securities

     U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which each Fund invests include, among others: direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds; obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

     U.S. Government securities which each Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage- backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage- related securities, each Fund will only invest in obligations issued by mixed- ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

     U.S. Government securities may be acquired by each Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.


     In addition, each Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS") , and may not be deemed U.S. Government securities. Each Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as U.S. Government trust certificates.

Bank Money Investments

     Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Funds will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Funds will not invest in time deposits maturing in more than seven days and will not invest more than 10% of the total assets of the applicable Fund in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Short-Term Corporate Debt Instruments

     Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

Commercial Paper Ratings

     Commercial paper investments at the time of purchase will be rated within the "A" major rating category by Standard & Poor's Ratings Group ("S&P") or within the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" rating category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" rating category by S&P or by Moody's.

     Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the BBB category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-l, A-2 or A-3.(Those A-l issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-l+.)

     The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-l, Prime-2 or Prime-3.

--------------------------------------------------------------------------------
             QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
--------------------------------------------------------------------------------

Corporate Bonds

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Preferred Stocks

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

Moody's Investors Service, Inc.

aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Standard & Poor's Ratings Group

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

     The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

Name                                               Age         Position Held
----                                               --          -------------
*Frederick R. Kobrick ...................          57          President/Trustee
Jay H. Atlas ............................          56          Trustee
Samuel L. Hayes, III ....................          65          Trustee
Joseph P. Paster ........................          55          Trustee
Sherri A. Brown .........................          34          Treasurer
Richard A. Goldman ......................          40          Secretary

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

*Frederick R. Kobrick, 101 Federal Street, Boston, MA 02110, serves as a Trustee and President of the Trust. His principal occupation currently is President of Kobrick Funds LLC. Prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he served from 1985 as a senior vice president and portfolio manager for State Street Research & Management Company. He is also currently a principal in certain private investment partnerships.


Jay H. Atlas, 49 Raymond Road, Sudbury, MA 01776, serves as a Trustee of the Trust. His principal occupation is providing consulting services as a sole proprietor to businesses primarily in the technology industry. From December 1998 to June 2000, Mr. Atlas served as Chief Executive Officer, President and Director of Ariel Corporation. Prior to this, he served as a Vice President and General Manager of Sales and Marketing for Convex Computer Corporation and as Vice President of Computervision Corporation.


Samuel L. Hayes, III, Harvard University, Graduate School of Business Administration, Soldiers Field Road, Boston, MA 02163, serves as a Trustee of the Trust. His principal occupation is as a Professor at the Harvard Business School. Professor Hayes has taught at Harvard since 1972.

Joseph P. Paster, John Hancock Place, Post Office Box 111, Boston, MA 02117, serves as a Trustee of the Trust. His principal occupation is as a Vice President of John Hancock Life Insurance Company, where he has served in various capacities since 1967.


Sherri A. Brown, 101 Federal Street, Boston, MA 02110, serves as Treasurer of the Trust. Her principal occupation currently is Chief Financial Officer of Kobrick Funds LLC. Prior to becoming Chief Financial Officer in June 1999, she was Director of Accounting at Vinik Asset Management Co. from November 1996 to June 1999, an operations consultant with Deloitte & Touche LLP from February 1996 to November 1996 and a Vice President at Manchester Growth Fund L.P. from June 1990 to February 1996.

Richard A. Goldman, 101 Federal Street, Boston, MA 02110, serves as Secretary of the Trust. His principal occupation currently is Chief Operating Officer and General Counsel of Kobrick Funds LLC. Prior to becoming Chief Operating Officer and General Counsel of the predecessor to Kobrick Funds LLC in 1997, he was an attorney with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, P.C. from August 1989 until October 1997.


     The Audit and Operations Committee of the Trust is comprised of Messrs. Atlas, Hayes and Paster, none of whom are interested persons of the Trust (as defined in the 1940 Act) ("Independent Trustees"), and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies and SEC and IRS regulations as well as operational issues of the Funds and the services provided to the Funds by third parties.

     Each Independent Trustee (Messrs. Atlas, Hayes and Paster) receives an annual retainer of $12,000, a fee of $2,000 for each Board of Trustees meeting attended in person, a fee of $750 for each Board of Trustees meeting attended by telephone, and a fee of $2,000 for each Audit and Operations Committee meeting attended and will be reimbursed for travel and other expenses incurred in the performance of his duties. No other compensation or pension or retirement benefits will be paid to or accrued by any other officer or Trustee as part of the expenses of the Funds.


Compensation Table

     During the fiscal year ended September 30, 2000, the Trustees of the Trust received the compensation shown in the following table for serving as Trustee of the Trust.


                                                       Pension or Retirement       Estimated Annual       Total Compensation From
                           Aggregate Compensation   Benefits Accrued as Part of      Benefits Upon      Registrant and Fund Complex
Name of Person, Position      From Registrant*             Fund Expenses              Retirement           Paid to Directors*(1)
-------------------------- ----------------------- ------------------------------ -------------------- -----------------------------
Frederick R. Kobrick,      $0                        $0                             $0                   $0
President and Trustee
-------------------------- ----------------------- ------------------------------ -------------------- -----------------------------
Jay H. Atlas               $23,250                   $0                             $0                   $23,250
Trustee
-------------------------- ----------------------- ------------------------------ -------------------- -----------------------------
Samuel L. Hayes, III       $16,750                   $0                             $0                   $16,750
Trustee
-------------------------- ----------------------- ------------------------------ -------------------- -----------------------------
Joseph P. Paster           $23,250                   $0                             $0                   $23,250
Trustee
-------------------------- ----------------------- ------------------------------ -------------------- -----------------------------

* Amounts include payments deferred by a Trustee for the fiscal year ended September 30, 2000. The total amount of deferred compensation for all periods to September 30, 2000 accrued for the Trustees is as follows: Hayes ($6,750).

(1) For purposes of compensation, the Kobrick Fund Complex consists of three funds.


     The Funds provide no pension or retirement benefits to Trustees, but have adopted a deferred compensation plan which is available to a Trustee on a voluntary basis. Upon distribution of the compensation at a future date, a participating Trustee will receive an amount equal to the value of such deferred compensation had it been invested in the Fund(s) selected by the Trustee on the normal payment date. Deferred amounts remain in a Fund until distributed in accordance with the plan.


     As of January 3, 2001, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of the Funds.


Fund                                           Shareholder and Address                      Ownership Percentage
----                                           -----------------------                      --------------------
Kobrick Capital Fund

                   Class A                     Cendant Corp                                 29.76%
                                               Attn: Jim Buckman
                                               6 Sylvan Way
                                               Parsippany, NJ  07054-3826

                                               MLPF&S For the Sole Benefit of               8.74%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class B                     MLPF&S For the Sole Benefit of               6.89%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class C                     MLPF&S For the Sole Benefit of               28.16%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class Y                     Chase Manhattan Bank Directed Trustee for    40.00%
                                               MetLife Defined Contribution Group
                                               4 New York Plaza
                                               New York, NY  10004-2413

                                               Natl Financial Services Corp for the         20.86%
                                               exclusive Benefit of our customers
                                               P.O. Box 3752
                                               Church St. Station
                                               New York, NY  10008-3752

                                               Charles Schwab & Co, Inc.                    16.61%
                                               Spl Cstdy a/c for Excl Bnft Cust
                                               101 Montgomery St
                                               San Francisco, CA  94104-4122

Kobrick Emerging Growth Fund

                   Class A                     Cendant Corp                                 41.70%
                                               Attn: Jim Buckman
                                               6 Sylvan Way
                                               Parsippany, NJ  07054-3826

                                               MLPF&S For the Sole Benefit of               9.38%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class C                     MLPF&S For the Sole Benefit of               24.61%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

Fund                                           Shareholder and Address                      Ownership Percentage
----                                           -----------------------                      --------------------
                   Class Y                     Charles Schwab & Co, Inc.                    92.37%
                                               Spl Cstdy a/c for Excl Bnft Cust
                                               101 Montgomery St
                                               San Francisco, CA  94104-4122

                                               Fox and Company                              7.57%
                                               P.O. Box 976
                                               New York, NY  10268-0976

Kobrick Growth Fund

                   Class A                     Cendant Corp                                 50.05%
                                               Attn: Jim Buckman
                                               6 Sylvan Way
                                               Parsippany, NJ  07054-3826

                                               MLPF&S For the Sole Benefit of               6.15%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class C                     MLPF&S For the Sole Benefit of               41.79%
                                               Its Customers
                                               Attn: Fund Administration ML#
                                               4800 Deer Lake Drive East - 2nd Floor
                                               Jacksonville, FL  32246-6484

                   Class Y                     Chase Manhattan Bank Directed Trustee for    61.28%
                                               MetLife Defined Contribution Group
                                               4 New York Plaza
                                               New York, NY  10004-2413

                                               Charles Schwab & Co, Inc.                    30.37%
                                               Spl Cstdy a/c for Excl Bnft Cust
                                               101 Montgomery St
                                               San Francisco, CA  94104-4122

     As of January 3, 2001, to the Trust's knowledge, each person listed below has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the indicated Funds and may be deemed to "control" that Fund, as defined in the 1940 Act.

Fund                                           Shareholder and Address                      Ownership Percentage
----                                           -----------------------                      --------------------
Kobrick Emerging Growth Fund

                                               Cendant Corp                                 27.85%
                                               Attn: Jim Buckman
                                               6 Sylvan Way
                                               Parsippany, NJ  07054-3826

Kobrick Growth Fund
                                               Cendant Corp                                 34.36%
                                               Attn: Jim Buckman
                                               6 Sylvan Way
                                               Parsippany, NJ  07054-3826

     As of January 3, 2001, to the Trust's knowledge, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

--------------------------------------------------------------------------------
                             THE INVESTMENT ADVISER
--------------------------------------------------------------------------------


     Kobrick Funds LLC (the "Investment Adviser") is the Trust's investment adviser. The Investment Adviser is a wholly owned subsidiary of CDC IXIS Asset Management - North America, L.P. , L.P. ("CDC IXIS Management"). CDC IXIS Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly owned by the French Government. CDC IXIS Management is owned by CDC IXIS Asset Management, a French entity that is part of CDC. CDC IXIS Management has 18 affiliates and divisions and approximately $132 billion in assets under management as of December 31, 2000. Under the terms of the Investment Advisory Agreement between each Fund and the Investment Adviser, the Investment Adviser manages each Fund's investments. Each Fund pays the Investment Adviser a monthly advisory fee computed daily at the annual rate of 1.00% of the average of the value of the net assets of the Fund as determined at the close of each business day during the month. The gross advisory fees payable to a predecessor to the Investment Adviser during the Funds' fiscal periods ended September 30, 1998, were $250,782, $239,480 and $856 with respect to the Capital Fund, the Emerging Growth Fund and the Growth Fund, respectively. Such advisory fees covered services rendered to the Capital Fund and the Emerging Growth Fund for nine months and to the Growth Fund for one month. The gross advisory fees payable to the predecessor to the Investment Adviser (and to the Investment Adviser effective July 7, 1999) during the Funds' fiscal year ended September 30, 1999, were $780,662, $381,071 and $295,301 with respect to the Capital Fund, the Emerging Growth Fund and the Growth Fund, respectively. The gross advisory fees payable to the Investment Adviser during the Funds' fiscal year ended September 30, 2000 were $2,851,423, $1,354,763, and $1,068,635 with respect to the Capital
Fund, the Emerging Growth Fund and the Growth Fund, respectively.

     Effective February 1, 2001, the Investment Adviser has given a binding undertaking to the Funds to reduce its management fees and, if necessary, to bear certain expenses associated with the Funds, through at least January 31, 2002, to the extent necessary to limit the Funds' expenses to the annual rates set forth below. As set forth in the Prospectus, the Investment Adviser shall be permitted to recover expenses it has borne after January 31, 2001 in later periods to the extent that a Fund's expenses fall below the annual rates set forth below; provided, however, that a Fund is not obligated to pay any such deferred expenses more than three years after the end of any fiscal year in which the expense was incurred. Under a prior binding undertaking from the Investment Adviser, a Fund is not obligated to pay any such deferred fees incurred during the period from November 1, 1999 through September 30, 2000 beyond September 30, 2001, and during the period from October 1, 2000 through January 31, 2001 beyond September 30, 2002.


Name of Fund                             Expense Cap
------------                             -----------
Kobrick Capital Fund                     1.50% for Class A shares
                                         2.25% for Class B shares
                                         2.25% for Class C shares
                                         1.25% for Class Y shares

Kobrick Emerging Growth Fund             1.50% for Class A shares
                                         2.25% for Class B shares
                                         2.25% for Class C shares
                                         1.25% for Class Y shares

Kobrick Growth Fund                      1.40% for Class A shares
                                         2.15% for Class B shares
                                         2.15% for Class C shares
                                         1.15% for Class Y shares


     Until October 29, 1999, only one class of each Fund existed and the Investment Adviser and the predecessors to the Investment Adviser agreed to reduce the management fee, and if necessary, to bear certain expenses associated with the Funds, to the extent necessary to limit the expenses to an annual rate of 1.75%, 1.75% and 1.40% for the Capital Fund, Emerging Growth Fund and the Growth Fund, respectively. The amount of these voluntary waivers and reimbursements from the predecessors to the Investment Adviser (and the Investment Adviser effective July 7, 1999) were as follows:



                                    Fiscal period ended 9/30/98       Fiscal year ended 9/30/99        Fiscal year ended 9/30/00
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Capital Fund                        $137,005                          $17,427                          $325,567
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Emerging Growth Fund                $137,945                          $126,146                         $287,633
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Growth Fund                         $25,606                           $206,885                         $351,481
----------------------------------- --------------------------------- -------------------------------- -----------------------------

     For the fiscal year ended September 30, 2000, the Investment Adviser deferred $298,436, $263,664 and $322,191 of its management fees for the Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund, respectively.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The operating expenses include fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses related to the distribution of the Funds' shares (which expenses will be paid from the 12b-1 fees under the 12b-1 Plans; see "Distribution Agreement and 12b-1 Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Funds, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, and expenses of shareholders' meetings and proxy solicitations. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any ,officer, Trustee or employee of the Trust who is an officer, director or employee of the Investment Adviser are paid by the Investment Adviser.


     Each Investment Advisory Agreement provides that the Investment Adviser shall furnish the Funds with suitable office space and facilities and such management, investment advisory, statistical and research facilities and services as may be required from time to time by the Funds and the Funds are responsible for their other expenses and services. In view of the requirements for management of the Funds' particular investment program, the management fee is higher than those charges for many other funds.


     By its terms, each Fund's Investment Advisory Agreement will remain in force until October 30, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. Each Fund's Investment Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Investment Adviser. Each Investment Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


     The names "Kobrick" and "Kobrick Funds" are the property rights of the Investment Adviser. The Investment Adviser may use the names "Kobrick" and "Kobrick Funds" in other connections and for other purposes, including in the name of other investment companies. Each Fund has agreed to discontinue any use of the names "Kobrick" or "Kobrick Funds" if the Investment Adviser ceases to be employed as the Trust's investment adviser. The name "Nvest" is the property right of the Distributor and may be used by the Distributor for any purposes. Each Fund has agreed to discontinue any use of the name "Nvest" if the Distributor ceases to be employed as the Trust's principal underwriter.

--------------------------------------------------------------------------------
                     DISTRIBUTION AGREEMENT AND 12b-1 PLANS
--------------------------------------------------------------------------------


     Under an agreement with the Trust, CDC IXIS Distributors, L.P., (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116, acts as the principal underwriter of each class of shares of the Funds. Under this agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders. The Distributor also serves as the principal underwriter for the Nvest Funds, described in more detail under "Exchange Privilege" in the section entitled "Shareholder Services". CDC IXIS Management owns the entire limited partnership interest in the Distributor.


     The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectuses. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

     The Trust has adopted Rule 12b-1 plans (the "Plans") for each Fund's Class A, Class B, and Class C shares which, among other things, permit each Fund to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by the Distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, the Plans were approved by the shareholders of each class of each Fund, and

(together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect financial interest in the operations of the Plans or the Distribution Agreement.

     Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of each Fund's Class A and Class B shares.

     In its discretion, the Distributor has elected that the reimbursable expenses in any year which exceed the maximum amount payable under the Plans for that year will not be carried forward for reimbursement in future years in which the Plans remain in effect.

     Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

     Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees.

     Many of the Distributor's sales and servicing efforts involve the Kobrick Funds as well as the Nvest Funds. Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other Kobrick Funds or Nvest Funds. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Kobrick Funds and Nvest Funds based on their relative net assets. Expenses allocated to each such fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

     The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives who are also employees of CDC IXIS Management and may receive compensation from the Investment Adviser with respect to sales of Class Y shares.

     The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

     With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trust or any Trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.


     The distribution expenses incurred during the Fund's initial fiscal year ended September 30, 1998 were $62,695 with respect to the Capital Fund, $59,870 with respect to the Emerging Growth Fund and $214 with respect the Growth Fund. Such distribution expenses were incurred for Class A only as the other classes had not yet been established. These expenses were incurred with respect to the Capital Fund and the Emerging Growth Fund for nine months and to the Growth Fund for one month. The distribution expenses incurred during the Funds' fiscal year ended September 30, 1999 were $195,165, $95,268 and $73,825 for the Capital Fund, Emerging Growth Fund and Growth Fund, respectively. The distribution expenses incurred during the Funds' fiscal year ended September 30, 2000 were $1,131,128, $559,043 and $429,305 for the Capital Fund, Emerging Growth Fund and Growth Fund, respectively.

     The portion of the various fees and expenses for Classes A, B, Class C shares that are paid (reallowed) to securities dealers are shown below:

     For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Funds that are paid to securities dealers are shown below:


                                  Maximum Sales            Maximum
                                 Charge paid by          Reallowance          Maximum First Year       Maximum First Year
                                    investors           or Commission            Service Fee             Compensation
Investment                   (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
Less than $50,000                       5.75%               5.00%                   0.25%                   5.25%
$50,000 - $99,999                       4.50%               4.00%                   0.25%                   4.25%
$100,000 - $249,999                     3.50%               3.00%                   0.25%                   3.25%
$250,000 - $499,999                     2.50%               2.15%                   0.25%                   2.40%
$500,000 - $999,999                     2.00%               1.70%                   0.25%                   1.95%

     Investments of $1 million or more

First $3 Million                        none                1.00%(2)                0.25%                   1.25%

Excess over $3 Million (1)              none                0.50%(2)                0.25%                   0.75%

Investments with no Sales Charge(3)     none                0.00%                   0.25%                   0.25%

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the funds, which are described in a separate prospectus.

(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Funds that are paid to securities dealers are shown below:

                               Maximum Front-End           Maximum
                             Sales Charge Paid by        Reallowance          Maximum First Year       Maximum First Year
                                   investors           or Commission            Service Fee               Compensation
Investment                   (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
All amounts for Class B                 None                3.75%                   0.25%                   4.00%
All amounts for Class C                 1.00%               2.00%                   0.00%                   2.00%
Class C amounts purchased
   at NAV (1)                           None                1.00%                   0.00%                   1.00%
--------------------------------------------------------------------------------------------------------------------------

(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges". Also refers to any Class C share accounts established prior to December 1, 2000.

     Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and Class C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

     For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Nvest Fund or if the account is registered in street name.

     The Distributor may, at its expense, provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Classes A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc. The participation of such firms in financial assistance programs is at the discretion of the firm.

Custodial Arrangements

     State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Independent Accountants


     The Trust's independent accountants are PricewaterhouseCoopers, LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Funds' financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual report for the year ended September 30, 2000 and incorporated by reference into this Statement, have been so included in reliance on the report of the Trust's independent accountants, given on the authority of such firm as expert in auditing and accounting.


Other Arrangements


     Pursuant to a contract between the Trust and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. Each Fund pays account services fees for Classes A, B and C shares representing the higher dollar amount which is based upon either of the following calculations: (1) the annualized rate of 0.184% on the Fund's average daily net assets to the extent that the Total Eligible Nvest Assets (defined below) are equal to or less than $5.7 billion; 0.180% on the Fund's average daily net assets to the extent that the Total Eligible Nvest Assets are greater than $5.7 billion and up to $10.7 billion; and 0.175% on the Fund's average daily net assets to the extent that the Total Eligible Nvest Assets are in excess of $10.7 billion (subject to an annual portfolio/class minimum of $18,000); or (2) each Fund's pro rata portion (based on Total Eligible Nvest Assets) of the annual aggregate minimum fee of $10.5 million. "Total Eligible Nvest Assets" means the average daily net assets of all equity funds offered within the Nvest Family of Funds for which there are exchange privileges among the funds (currently the Nvest Stock Funds, the Kobrick Funds and Nvest AEW Real Estate Fund). Each Fund pays account services fees for Class Y shares at an asset-based flat fee of 0.10% of the average daily net assets of such class. From October 29, 1999 to December 1, 2000, each Fund paid an annual per-account fee to Nvest Services Company for these services in the amount of $19.70. Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. Prior to October 25, 1999, the Funds contracted with State Street Bank for these services.


     In addition, Nvest Services Company performs certain accounting and administrative services for the Funds including: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the services provided by Nvest Services Company to the Trust hereunder, the Trust shall pay Nvest Services Company the greater of the following: (1) an annual fee payable in equal monthly installments equal to $70,000 per outstanding Fund; or (2) a monthly fee (accrued daily) based on the Funds' average daily net assets during the calendar month, such fee being calculated at the annualized rates set forth below:

                                             Annualized Fee Rate
    Average Daily Net Assets                 As a % of Average Daily Net Assets
    ------------------------                 ----------------------------------
    $0 - $100,000,000                        0.070%
    $100,000,000 - $400,000,000              0.050%
    Over $400,000,000                        0.030%

     Nvest Services Company, Inc. will also do business as Nvest Services Company, Nvest Services Co. and New England Funds Service Company.

Marketing and Sales Support

     The Investment Adviser and the Distributor have entered into an agreement, whereby the Distributor is providing marketing and sales support services for the following fee on certain assets:


                                      Fees Paid to CDC IXIS Distributors, L.P.
    Asset Range (in millions)      (as a percentage of average daily net assets)
    ------------------------       ---------------------------------------------


    $0 - 1,000                                        0.20%
    1,000 - 2,000                                     0.35%
    Over 2,000                                        0.30%


--------------------------------------------------------------------------------
                             SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

     The Investment Adviser's policy is to seek for its clients, including the Funds, what in the Investment Adviser's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Adviser may do business, and the Investment Adviser may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency) and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Adviser makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Funds occur. Against this background, the Investment Adviser evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Adviser may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Adviser's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modeling; and portfolio evaluation services and relative performance of accounts.

     Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

     The Investment Adviser regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Adviser allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and is therefore paid directly by the Investment Adviser. Some research and execution services may benefit the Investment Adviser's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

     The Investment Adviser has no fixed agreements or understanding with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to the Investment Adviser or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the Investment Adviser's obligation to best execution and the policies set forth above.


     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Investment Adviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the Investment Adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of commissions paid by a Fund toward the reduction of that Fund's expenses, subject to the requirement that the Investment Adviser will seek best execution. In March 2000, the Funds entered into certain directed brokerage arrangements and for the fiscal year ended September 30, 2000, the total commissions recaptured by the Funds to offset expenses were $93,170 for Capital Fund, 5,734 for Emerging Growth Fund and $129,338 for Growth Fund.


     It is not the Investment Adviser's policy to intentionally pay a firm a brokerage commission higher that that which another firm would charge for handling the same transaction in recognition of services (other than execution services), provided, however, that the Investment Adviser is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Adviser relies on the provisions of Section 28(e) of the Securities Act of 1934, to the extent applicable.

     The aggregate brokerage commissions paid by each Fund during the fiscal years ended September 30, 1998, 1999 and 2000, were as set forth below:


                                             1998         1999           2000
                                             ----         ----           ----
Kobrick Capital Fund                      $232,149     $1,031,352     $3,203,772
Kobrick Emerging Growth Fund              $183,965     $  279,842     $  869,644
Kobrick Growth Fund                       $    811     $  320,297     $1,221,168


Code of Ethics


     The Trust, the Investment Adviser and the Distributor have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits under certain circumstances and restrictions, employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Grouping of Securities Transactions

     Messrs. Kobrick and Nance, in addition to serving as senior officers of the Investment Adviser, are also the portfolio managers (Mr. Kobrick is also a principal) in private investment partnerships, and may act in that capacity with respect to other similar investment partnerships. One or more of such accounts, may from time to time, purchase or sell securities or have securities under consideration for purchase or sale that are also being sold or purchased or considered for sale or purchase by the Funds. In those instances where securities transactions are carried on at the same time on behalf of any or all of the Funds and such other accounts, transactions in such securities for such accounts may be grouped with securities transactions carried out on behalf of the Funds. The practice of grouping orders of various accounts will be followed to get the benefit of best prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices the transactions will be allocated as to amount and price in a manner considered equitable to each account so that each receives, to the extent practicable, the average price for such transactions. Transactions will not be grouped unless it is the judgment of the Investment Adviser that such aggregation is consistent with its duty to seek best execution (which includes the duty to seek best price) for the Funds and in each case the books and records of the Funds and any such other account will separately reflect, for each account, the orders of which are aggregated and the securities held by and bought and sold for that account.

--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


     A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. The portfolio turnover rate for the fiscal year ended September 30, 2000 was significantly higher for each of the Funds compared to the prior two fiscal periods due to, among other things, the unprecedented volatility in the stock market during the period. The Funds expect that their portfolio turnover rates would ordinarily be somewhat lower than the portfolio turnover rates for September 30, 2000, although it is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.


     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Nvest Funds (Kobrick Funds for Class Y shares), or, in the case of a retirement account, the custodian or trustee. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.


     Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or Nvest Funds Web site (www.nvestfunds.com) to purchase Fund Classes A, B and C shares. You may call the Kobrick Funds (888-523-8631) to purchase Fund Class Y shares. For more information, see the section entitled "Shareholder Services" in this Statement.


     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire.

     The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Classes A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

     The method for determining the public offering price and net asset value per share is summarized in the Prospectuses.

     The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "NYSE") is open for trading. The observed holidays that the NYSE is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the closing bid price. Unlisted securities traded in the over-the-counter market are valued at the last reported sale price, or, if a last sale price is not readily available, at the last reported bid price quoted by brokers that make a market in the securities. Securities traded in more than one market are valued using the most representative market. Short-term investments with maturities less than 60 days are valued at amortized cost which approximates market value. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

     Trading in some of the portfolio securities of the Funds may take place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Nvest Services Company or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of a Fund is the next-determined net asset value.

--------------------------------------------------------------------------------
                              REDUCED SALES CHARGES
--------------------------------------------------------------------------------

The following special purchase plans are summarized in the Prospectuses. See "Exchange Privilege" in the section "Shareholder Services" for a description of the Nvest Funds.

     Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Kobrick Funds and the other Nvest Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Kobrick Funds or of the other Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Kobrick Fund or Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Kobrick Funds or Nvest Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Kobrick Funds or Nvest Funds pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Kobrick Funds or Nvest Funds held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Accounts. Purchases of all series and classes of the Kobrick Funds or the Nvest Funds (excluding shares of Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust [the "Money Market Funds"] unless the shares were purchased through an exchange of another Kobrick Fund or Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Fund or Nvest Fund may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

     Combining with Other Series and Classes of the Kobrick and Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Kobrick Funds or Nvest Funds that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other Kobrick Fund or Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

     Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

     Kobrick Fund Shareholders as of October 31, 1999 and Clients of the Investment Adviser. Accounts open as of October 31, 1999 that became Class A shareholders of the relevant Fund and are not subject to applicable sales charges and may exchange into Class A shares of another Fund or Nvest Fund without the imposition of a sales charge. No front-end sales charge or contingent deferred sales charge applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Funds by (1) clients of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds; any director, officer or partner of a client of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds; and the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.


     Offering to Employees of MetLife and Associated Entities. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Kobrick Funds by any of the advisers or subadvisers of the Kobrick Funds or the Nvest Funds, CDC IXIS Distributors, L.P. or any other company affiliated with New England Financial or Metropolitan Life Insurance Company ("MetLife"); current and former directors and Trustees of the Kobrick Funds or Nvest Funds; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with CDC IXIS Distributors, L.P.; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.


     Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. Class A or Class C shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

     Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by Kobrick out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

     Certain Retirement Plans. Class A or Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

     Bank Trust Departments or Trust Companies. Class A or Class C shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

     The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


     The Kobrick Funds are organized as separate series of the Nvest Kobrick Investment Trust, a Massachusetts business trust. The Kobrick Funds are distributed by CDC IXIS Distributors, L.P., which also serves as the principal distributor for the Nvest Funds. As a shareholder of one or more of the Kobrick Funds, you are entitled to the same benefits and privileges as a shareholder of the Nvest Funds, including participating in numerous shareholder services and plans and having the ability to exchange into or out of any Nvest Fund (subject to applicable restrictions). For purchasers of Class Y shares, certain services may be different. Such purchasers should call Kobrick Funds at 888-523-8631.


Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Nvest Services Company may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by the Kobrick Funds upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Classes A, B and C Shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax-exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

     An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. The Funds may modify or terminate this program at any time. See "Redemptions" and "Tax Status" below for certain information as to federal income taxes.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program (Classes  A, B and C shares)

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Nvest Fund, you must obtain and carefully read a copy of that fund's Prospectus.

Exchange Privilege


     A shareholder may exchange the shares of any Kobrick Fund or Nvest Fund (except for Class A shares of the Nvest Intermediate Term Tax Free Fund of California only if such shares have been held for at least six months) for shares of the same class of any other Kobrick Fund or Nvest Fund (subject to the investor eligibility requirements, if any, of the Kobrick Fund or Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A, Class B or Class C shares of one fund to the same class of shares of another fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class A, B, or C shares of a Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any Kobrick Fund or other Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of a Kobrick Fund or Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a Kobrick Fund or Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Kobrick Funds or Nvest Services Company at 800-225-5478 (888-523-8631 for Class Y shares) or (2) a written exchange request to the Fund or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a fund before an exchange for that fund can be effected. The minimum amount for an exchange is $1,000.

     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Nvest Funds or Kobrick Funds acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Nvest Funds or Kobrick Funds which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call Kobrick Funds at 888-523-8631.


     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

The investment objectives of the Nvest Funds and the Money Market Funds as set forth in the respective Prospectuses are as follows:

Stock Funds:


     Nvest AEW Real Estate Fund seeks above-average income and long-term growth of capital.


     Nvest Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     Nvest Capital Growth Fund seeks long-term growth of capital.


     Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.


     Nvest Growth and Income Fund seeks opportunities for long-term growth of capital and income.

     Nvest International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     Nvest Star Advisers Fund seeks long-term growth of capital.

     Nvest Star Worldwide Fund seeks long-term growth of capital.

     Nvest Star Small Cap Fund seeks capital appreciation.

     Nvest Star Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.


     Nvest Large Cap Value Fund seeks long term growth of capital.


     Nvest Bullseye Fund seeks long-term growth of capital.

Bond Funds:

     Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

     Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     Nvest Short Term Corporate Income Fund seeks a high level of current income consistent with preservation of capital.

     Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk.

     Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

     Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

     Nvest Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.


Money Market Funds:

     Nvest Cash Management Trust - Money Market Series seeks maximum current income consistent with preservation of capital and liquidity.

     Nvest Tax Exempt Money Market Trust - seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

The above listed funds are collectively referred to as the "Nvest Funds." As of December 31, 2000, the net assets of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled approximately $7 billion.


Automatic Exchange Plan (Classes A, B and C Shares)

     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Nvest Funds (including the Kobrick Funds) and the Money Market Funds. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.

Broker Trading Privileges

     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with Nvest Funds Personal Access Line(R) and Web site (Class A, B and C shares)

     Shareholders may access account information, including share balances and recent account activity online, by visiting the Nvest Funds Web site at www.nvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on the Web site at www.nvestfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Nvest Funds Personal Access Line(R), or Web site at www.nvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

              Nvest Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NVEST FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Nvest Funds and Kobrick Funds do not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Nvest Funds and Kobrick Funds are not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Nvest Funds and Kobrick Funds make no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Nvest Funds and Kobrick Funds bear no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Nvest Funds and Kobrick Funds have taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Nvest Funds Personal Access Line(R) or the Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Nvest Funds should be sent to:

         Nvest Funds
         P O Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

     The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.


     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478 (888-523-8631 for Class Y shares). A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.


     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from Nvest Services Company or your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to Nvest Services Company or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Kobrick Funds or Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's Investment Adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A and Class C shares only)

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------
                          STANDARD PERFORMANCE MEASURES
--------------------------------------------------------------------------------


     Calculation of Total Return and Average Total Return. Total return (including average annual total return) is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class's total return and average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) at the beginning of the period all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For each Fund that presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.


Performance Comparisons

     Total Return. Total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their total return in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. or Lipper, Inc. as having similar investment objectives or styles.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     The Standard & Poor's Composite Index of 400 Stocks (the "S&P 400") is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 are excluded from this index.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The Funds may cite their ratings, recognition, or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper, Inc. ("Lipper").

     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 30,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.


     The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the NYSE, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.


     Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for the Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to CDC IXIS Management, its structure, goals and objectives and the Advisory subsidiaries of CDC IXIS Management, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, investment styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each Advisory organization and allude to or include excerpts from articles appearing in the media regarding CDC IXIS Management, its Advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix B.


     The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                                            Investments At 8% Rate of Return
                  5 years       10 years       15 years        20 years         25 years        30 years
                  -------       --------       --------        --------         --------        --------
      $50          $3,698         $9,208        $17,417         $29,647          $47,868         $75,015
       75           5,548         13,812         26,126          44,471           71,802         112,522
      100           7,396         18,417         34,835          59,295           95,737         150,029
      150          11,095         27,625         52,252          88,942          143,605         225,044
      200          14,793         36,833         69,669         118,589          191,473         300,059
      500          36,983         92,083        174,173         296,474          478,683         750,148

                                            Investments At 10% Rate of Return
                  5 years       10 years       15 years        20 years         25 years        30 years
                  -------       --------       --------        --------         --------        --------
      $50          $3,904        $10,328        $20,896         $38,285          $66,895        $113,966
       75           5,856         15,491         31,344          57,427          100,342         170,949
      100           7,808         20,655         41,792          76,570          133,789         227,933
      150          11,712         30,983         62,689         114,855          200,684         341,899
      200          15,616         41,310         83,585         153,139          267,578         455,865
      500          39,041        103,276        208,962         382,848          668,945       1,139,663

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as they relate to any of the Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trust and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the Funds may be compared to the beta coefficients of other funds.

     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


--------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------
                      Performance Results - Percent Change*
                        For Fiscal Periods Ended 9/30/00

Capital Fund+

                                     Aggregate Total Return                  Average Annual Total Return
Class A shares:  As a % of         1 Year            Since 12/31/97**               Since 12/31/97**
--------------------------         ------            ----------------               ----------------
Net Asset Value                     27.99                 120.27                         33.29
Maximum Offering Price              20.63                 107.61                         30.45

                                       Aggregate Total Return                 Average Annual Total Return
Class B shares: As a % of          1 Year            Since 10/29/99**               Since 10/29/99**
-------------------------          ------            ----------------               ----------------
Net Asset Value                      --                   20.97                          20.97
Redemption at End of Period          --                   15.97                          15.97

                                       Aggregate Total Return                 Average Annual Total Return
Class C shares: As a % of          1 Year            Since 10/29/99**               Since 10/29/99**
-------------------------          ------            ----------------               ----------------
Net Asset Value                      --                   21.04                          21.04
Maximum Offering Price***            --                   19.81                          19.81
Redemption at End of Period***       --                   18.82                          18.82

                                       Aggregate Total Return                   Average Annual Total Return
Class Y shares: As a % of          1 Year            Since 10/29/99**                 Since 10/29/99**
-------------------------          ------            ----------------                 ----------------
Net Asset Value                      --                   22.06                           22.06

Emerging Growth Fund+

                                     Aggregate Total Return                  Average Annual Total Return
Class A shares:  As a % of         1 Year            Since 12/31/97**               Since 12/31/97**
--------------------------         ------            ----------------               ----------------
Net Asset Value                     39.24                 130.31                          35.47
                                    -----
Maximum Offering Price              31.23                 117.07                          32.58
                                    -----                                                 -----

                                     Aggregate Total Return                  Average Annual Total Return
Class B shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                      --                   27.32                           27.32
                                    -----
Redemption at End of Period          --                   22.32                           22.32
                                                          -----                           -----

                                     Aggregate Total Return                  Average Annual Total Return
Class C shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                      --                   27.32                           27.32
Maximum Offering Price***            --                   26.08                           26.08
Redemption at End of Period***       --                   25.09                           25.09

                                     Aggregate Total Return                  Average Annual Total Return
Class Y shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                      --                   28.31                           28.31

Growth Fund+

                                     Aggregate Total Return                  Average Annual Total Return
Class A shares:  As a % of         1 Year            Since 9/01/98**                Since 9/01/98**
--------------------------         ------            ---------------                ---------------
Net Asset Value                     40.62                116.74                           44.99
Maximum Offering Price              32.54                104.28                           40.92

                                     Aggregate Total Return                  Average Annual Total Return
Class B shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                        --                 32.82                           32.82
Redemption at End of Period            --                 27.82                           27.82

                                      Aggregate Total Return                 Average Annual Total Return
Class C shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                        --                 32.88                           32.88
Maximum Offering Price***              --                 31.58                           31.58
Redemption at End of Period***         --                 30.59                           30.59

                                      Aggregate Total Return                 Average Annual Total Return
                                   ---------------------------------------------------------------------
Class Y shares:  As a % of         1 Year            Since 10/29/99**               Since 10/29/99**
--------------------------         ------            ----------------               ----------------
Net Asset Value                        --                 34.05                           34.05

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**   Commencement of Fund operations or offering of specified class of shares.

*** Performance results are calculated according to the current pricing structure for each Fund's Class C shares which became effective on December 1, 2000.

+ Until October 29, 1999 the Funds had only one class of shares and were offered without a sales charge. Therefore performance results have been restated to account for fees and expenses under the Funds' multiple class structure.


The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

--------------------------------------------------------------------------------
           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

     As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Funds. In order for a change to be in effect for any dividend or distribution, it must be received by the Funds on or before the record date for such dividend or distribution.

     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


     Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a maximum 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares.



     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


     Each Fund's transactions, if any, in foreign currencies or foreign-currency-denominated debt securities, and its hedging activities, are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.


     Sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Generally, if a shareholder redeems or exchanges shares that have been held for more than one year, gain or loss realized will be recognized and taxed at long-term federal tax rates (generally taxed at a maximum 20% rate for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than five years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective and shareholders should consult their tax advisers before making such an election. A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.


     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates described above (or a reduced rate of withholding provided by treaty).


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     The audited financial statements and the related report of independent accountants included in the annual report of the Funds for the fiscal year ended September 30, 2000 are incorporated by reference. The Funds' annual and semiannual reports are available upon request without charge. Shareholders may request the annual or semiannual report by telephone at (800) 225-5478 or by writing to the Funds at CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                   APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                          Fortune                                  Pensions and Investments
Adam Smith's Money World                    Fox Network and affiliates               Personal Investor
America On Line                             Fund Action                              Philadelphia Inquirer
Anchorage Daily News                        Fund Decoder                             Porter, Sylvia (syndicated column)
Arizona Republic                            Global Finance                           Portland Oregonian
Atlanta Constitution                        (the) Guarantor                          Prodigy
Atlanta Journal                             Hartford Courant                         Public Broadcasting Service
Austin American Statesman                   Houston Chronicle                        Quinn, Jane Bryant (syndicated column)
B'nai B'rith Jewish Monthly                 INC                                      Registered Representative
Baltimore Sun                               Indianapolis Star                        Research Magazine
Bank Investment Marketing                   Individual Investor                      Resource
Barron's                                    Institutional Investor                   Reuters
Bergen County Record (NJ)                   International Herald Tribune             Rocky Mountain News
Bloomberg Business News                     Internet                                 Rukeyser's Business (syndicated column)
Bond Buyer                                  Investment Adviser                       Sacramento Bee
Boston Business Journal                     Investment Company Institute             San Diego Tribune
Boston Globe                                Investment Dealers Digest                San Francisco Chronicle
Boston Herald                               Investment Profiles                      San Francisco Examiner
Broker World                                Investment Vision                        San Jose Mercury
Business Radio Network                      Investor's Business Daily                Seattle Post-Intelligencer
Business Week                               IRA Reporter                             Seattle Times
CBS and affiliates                          Journal of Commerce                      Securities Industry Management
CFO                                         Kansas City Star                         Smart Money
Changing Times                              KCMO (Kansas City)                       St. Louis Post Dispatch
Chicago Sun Times                           KOA-AM (Denver)                          St. Petersburg Times
Chicago Tribune                             LA Times                                 Standard & Poor's Outlook
Christian Science Monitor                   Lear's                                   Standard & Poor's Stock Guide
Christian Science Monitor News Service      Leckey, Andrew (syndicated column)       Stanger's Investment Adviser
Cincinnati Enquirer                         Life Association News                    Stockbroker's Register
Cincinnati Post                             Lifetime Channel                         Strategic Insight
CNBC                                        Miami Herald                             Tampa Tribune
CNN                                         Milwaukee Sentinel                       Time
Columbus Dispatch                           Money                                    Tobias, Andrew (syndicated column)
CompuServe                                  Money Maker                              Toledo Blade
Dallas Morning News                         Money Management Letter                  UPI
Dallas Times-Herald                         Morningstar                              US News and World Report
Denver Post                                 Mutual Fund Market News                  USA Today
Des Moines Register                         Mutual Funds Magazine                    USA TV Network
Detroit Free Press                          National Public Radio                    Value Line
Donoghues Money Fund Report                 National Underwriter                     Wall St. Journal
Dorfman, Dan (syndicated column)            NBC and affiliates                       Wall Street Letter
Dow Jones News Service                      New England Business                     Wall Street Week
Economist                                   New England Cable News                   Washington Post
FACS of the Week                            New Orleans Times-Picayune               WBZ
Fee Adviser                                 New York Daily News                      WBZ-TV
Financial News Network                      New York Times                           WCVB-TV
Financial Planning                          Newark Star Ledger                       WEEI
Financial Planning on Wall Street           Newsday                                  WHDH
Financial Research Corp.                    Newsweek                                 Worcester Telegram
Financial Services Week                     Nightly Business Report                  World Wide Web
Financial World                             Orange County Register                   Worth Magazine
Fitch Insights                              Orlando Sentinel                         WRKO
Forbes                                      Palm Beach Post
Fort Worth Star-Telegram                    Pension World

                                   APPENDIX B
                     ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in the Funds' advertising and promotional literature to CDC IXIS Management and its affiliates.


     The Funds' advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Kobrick Funds and Nvest Funds;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o    Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o    Current and historical statistics regarding:

-total dollar amount of assets managed
-Kobrick Funds' and Nvest Funds' assets managed in total and by fund
-the growth of assets
-asset types managed
-numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
-the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

o The general and specific strategies applied by the advisers in the management of Kobrick Funds and Nvest Funds portfolios including, but not limited to:

-the pursuit of growth, value, income oriented, risk management or other strategies
-the manner and degree to which the strategy is pursued
-whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
-the types and characteristics of investments sought and specific portfolio holdings
-the actual or potential impact and result from strategy implementation

-through its own areas of expertise and operations, the value added by sub-advisers to the management process
-the disciplines it employs
-the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, and

o Specific reference to 360 research (sm), 360 degree research(sm), Kobrick 360(degree) research(sm) and Kobrick 360 degree research(sm) as an approach that involves meeting with companies' management, employees, customers, competition and suppliers to determine whether what these people say aligns with company strategies and objectives.

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Kobrick Funds and Nvest Funds, and those families of funds. Any such references will indicate that Kobrick Funds, Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' adviser, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, communications and materials developed by the Funds will make reference to the following information about CDC IXIS Management and its affiliates:

     CDC IXIS Management is part of an affiliated group directly or indirectly owned by CDC IXIS Asset Management. CDC IXIS Management has 18 principal subsidiary or affiliated asset management firms, which collectively had approximately $132 billion of assets under management as of December 31, 2000. In addition, promotional materials may include:

o Specific and general references to Nvest Funds multi-manager approach through CDC IXIS Management affiliates and outside firms including, but not limited to, the following:

-that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS Management and the other Investment Advisers
-other fund companies are limited to a "one size fits all" approach but Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
-in this and other contexts reference may be made to Nvest Funds' slogan "Where The Best Minds Meet"(R) and that Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

     CDC IXIS Intermediary Services, a division of CDC IXIS Management, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS Management affiliated fund groups including: Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Back Bay Advisors, Oakmark Funds, Delafield Fund and Kobrick Funds.

     CDC IXIS Intermediary Services will provide marketing support to CDC IXIS Management affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in Kobrick Funds or Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom Nvest Funds may or may not have a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Kobrick Funds or Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

     -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
     -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
     -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans to the participant and plan sponsor, including explanations, statistics and other data, about:

     -increased employee retention
     -reinforcement or creation of morale
     -deductibility of contributions for participants
     -deductibility of expenses for employers
     -tax deferred growth, including illustrations and charts
     -loan features and exchanges among accounts
     -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and the Kobrick Funds or Nvest Funds as a 401(k) or retirement plan funding vehicle.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

     -access to expertise on investments
     -assistance in interpreting past, present and future market trends and economic events
     -providing information to clients including participants during enrollment and on an ongoing basis after participation
     -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                     Registration Nos. 333-37727
                                                                        811-8435

                         NVEST KOBRICK INVESTMENT TRUST
                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)       Articles of Incorporation.


     (1) Agreement and Declaration of Trust of the Registrant is incorporated by reference to exhibit 1 to the initial registration statement (the "Registration Statement") filed on October 10, 1997.


     (2) Amended and Restated Master Trust Agreement of the Registrant is incorporated by reference to Post-Effective Amendment ("PEA") No. 1 to the Registration Statement filed on June 12, 1998.

     (3) Amendment dated December 29, 1998 to Registrant's Master Trust Agreement is incorporated by reference to PEA No. 6 to the Registration Statement filed on October 28, 1999.


     (4) Amendment dated February 1, 2000 to Registrant's Master Trust Agreement is incorporated by reference to exhibit (a)(4) to PEA No. 7 filed on November 30, 2000.


(b)       By-laws.


     (1) Registrant's By-laws dated December 1997 are incorporated by reference to exhibit 2 to the Registration Statement filed on October 10, 1997.

     (2) Amendment dated August 21, 2000 to Registrant's By-laws is incorporated by reference to exhibit (b)(2) to PEA No. 7 filed on November 30, 2000.


(c)       Instruments Defining Rights of Security Holders.

          Rights of shareholders are described in Articles V and VI of the Registrant's Master Trust Agreement incorporated by reference to the Registration Statement filed on October 10, 1997.

(d)       Investment Advisory Contracts.


     (1) Investment Advisory Agreement dated October 30, 2000 between Registrant on behalf of Kobrick Capital Fund and Kobrick Funds LLC (the "Adviser") is incorporated by reference to exhibit (d)(1) to PEA No. 7 filed on November 30, 2000.

     (2) Investment Advisory Agreement dated October 30, 2000 between Registrant on behalf of Kobrick Emerging Growth Fund and the Adviser is incorporated by reference to exhibit (d)(2) to PEA No. 7 filed on November 30, 2000.

     (3) Investment Advisory Agreement dated October 30, 2000 between Registrant on behalf of Kobrick Growth Fund and the Adviser is incorporated by reference to exhibit (d)(3) to PEA No. 7 filed on November 30, 2000.


(e)       Underwriting Contracts.


     (1) Form of Distribution Agreement with Funds Distributor and Form of Selling Agreement filed as part of Pre-Effective Amendment No. 1 on December 5, 1997.

     (2) Distribution Agreement dated October 30, 2000 between Registrant on behalf of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund and Nvest Funds Distributor, L.P. (the "Distributor") is incorporated by reference to exhibit (e)(2) to PEA No. 7 filed on November 30, 2000.

     (3) Form of Selling Agreement of the Distributor is incorporated by reference to exhibit (e)(3) to PEA No. 7 filed on November 30, 2000.


(f)       Bonus or Profit Sharing Contracts.

          Not applicable.

(g)       Custodian Agreements.

     (1) Form of Custodian Agreement with State Street Bank and Trust Company filed as part of Pre-Effective Amendment No. 1 on December 5, 1997.


     (2) Revised form of Custodian Agreement with State Street Bank and Trust Company (exhibits previously filed) filed as part of Pre-Effective Amendment No. 2 on December 24, 1997.


     (3) Amendment to Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to PEA No. 6 to the Registration Statement filed on October 28, 1999.

(h)       Other Material Contacts.

     (1) Form of Administration Agreement with State Street Bank and Trust Company filed as part of Pre-Effective Amendment ("PreEA") No. 1 to the Registration Statement filed on December 5, 1997.

     (2) Administrative Services Agreement dated October 1, 1999 between the Registrant and Nvest Services Company, Inc. is incorporated by reference to PEA No. 6 to the Registration Statement filed on October 28, 1999.

     (3) Form of Transfer Agency and Services Agreement between the Registrant and State Street Bank and Trust Company filed as part of PreEA No. 1 to the Registration Statement filed on December 5, 1997, and exhibits concerning fees filed as part of PreEA No. 2 to the Registration Statement filed on December 24, 1997.


     (4) Transfer Agency and Services Agreement dated October 25, 1999 between Registrant and Nvest Services Company, Inc. is incorporated by reference to PEA No. 6 to the Registration Statement filed on October 28, 1999.

     (5) Form of Amended Fee Schedule to the Transfer Agency and Services Agreement dated January 1, 2001 is filed herewith.

     (6) Form of Letter Agreement dated February 1, 2001 between the Registrant on behalf of Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund is filed herewith.

     (7) Master Securities Loan Agreement dated June 19, 2000 between Registrant and MS Securities Inc. is incorporated by reference to exhibit (h)(7) to PEA No. 7 filed on November 30, 2000.

     (8) Master Securities Loan Agreement dated June 19, 2000 between Registrant and Morgan

          Stanley & Co., Incorporated is incorporated by reference to exhibit
          (h)(8) to PEA No. 7 filed on November 30, 2000.

     (9) Supplemental Agreement to the Master Securities Loan Agreements dated June 19, 2000 among Registrant, MS Securities Inc. and Morgan Stanley & Co., Incorporated is incorporated by reference to exhibit (h)(9) to PEA No. 7 filed on November 30, 2000.


(i)       Legal Opinions.

     (1) Opinion and Consent of Mintz, Levin, Cohn, Ferris, Glovsky, and Popeo, P.C. incorporated by reference to PreEA No. 2 to the Registration Statement filed on December 24, 1997.

     (2) Opinion and Consent of Ropes & Gray is incorporated by reference to PEA No. 6 to the Registration Statement filed on October 28, 1999.

(j)       Other Opinions.


     (1)  Consent of Independent Public Accountants is filed herewith.


(k)       Omitted Financial Statements.

          Not applicable.

(l)       Initial Capital Agreements.

     (1) Agreement Relating to Initial Capital is incorporated by reference to PreEA No. 2 to the Registration Statement filed on December 24, 1997.

(m)       Rule 12b-1 Plan.


     (1) Registrant's Class A Service Plan dated November 1, 1999 as amended June 5, 2000 is incorporated by reference to exhibit (m)(1) to PEA No. 7 filed on November 30, 2000.

     (2) Registrant's Class B Distribution and Service Plan dated November 1, 1999 as amended June 5, 2000 is incorporated by reference to exhibit
          (m)(2) to PEA No. 7 filed on November 30, 2000.

     (3) Registrant's Class C Distribution and Service Plan dated November 1, 1999 as amended June 5, 2000 is incorporated by reference to exhibit
          (m)(3) to PEA No. 7 filed on November 30, 2000.


(n)       Rule 18f-3 Plan.


          Registrant's Rule 18f-3 Plan adopted November 1, 1999 as amended November 20, 2000 incorporated by reference to exhibit (n) to PEA No. 7 filed on November 30, 2000.


(p)       Codes of Ethics.


     (1) Registrant's Code of Ethics dated June 5, 2000 is incorporated by reference to exhibit (p)(1) to PEA No. 7 filed on November 30, 2000.

     (2) Code of Ethics of the Adviser dated May 19, 2000 incorporated by reference to exhibit (p)(2) to PEA No. 7 filed on November 30, 2000.

     (3) Code of Ethics of the Nvest Funds Distributor, L.P. dated July 1, 2000 is incorporated by reference to exhibit (p)(3) to PEA No. 7 filed on November 30, 2000.



Item 24. Persons Controlled by or Under Common Control with the Fund.

     Not applicable.

Item 25. Indemnification.

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Exchange Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a) (19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.5 Compromise Payment.

As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Kobrick Funds LLC (the "Investment Manager"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Advisory Agreement with the Investment Manager provides that the Investment Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Investment Manager's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Investment Manager in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 26. Business and Other Connections of the Investment Adviser.

(a) The Investment Adviser is a limited liability company formed as an investment management firm. On July 7, 1999, the Investment Adviser succeeded to the business of the prior investment manager to the Registrant, also known as Kobrick Funds LLC (the "Prior Adviser"), as a result of the transfer of substantially all of the assets and liabilities of the Prior Adviser. Following the close of business on December 31, 1998, the Prior Adviser succeeded to the business of Kobrick-Cendant Funds, Inc., which was formed in October 1997, pursuant to a reorganization.

(b) The managers and officers of the Investment Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

     (i) Frederick R. Kobrick - President and Chief Executive Officer of the Investment Adviser and its predecessors and President and Trustee of the Registrant since October 1997 He is also currently a principal in certain private investment partnerships.

     (ii) Richard A. Goldman - Chief Operating Officer and a Manager of the Investment Adviser and Secretary of the Registrant since October 1997.

     (iii) Sherri A. Brown - Chief Financial Officer of the Investment Adviser since June 1999 and Treasurer of the Registrant since October 1999; Director of Accounting at Vinik Asset Management Co. from November 1996 to June 1999.

     (iv) Sherry A. Umberfield - Manager of the Investment Adviser since July 1999. Executive Vice President, Corporate Development, Nvest Companies, L.P. since December 1997; Executive Vice President CDCAM North America, LLC since October 2000; Executive Vice President, Corporate Development, Nvest, L.P. from September 1993 to October 2000; and Executive Vice President, Corporate Development, Nvest Corporation from September 1993 to October 2000.

     (v) Jeffrey Plunkett - Manager of the Investment Adviser since June 2000. Executive Vice President and General Counsel, CDCAM North America, LLC since October 2000; Vice President, General Counsel and Secretary, CDCAM North America Corporation since October 2000; Executive Vice President and General Counsel, Nvest Companies L.P. since March 2000; Executive Vice President and General Counsel, Nvest, L.P. from March 2000 to October 2000; Senior Vice President and Associate General Counsel, Nvest, L.P. from October 1996 to March 2000; Senior Vice President and Associate General Counsel, Nvest Companies, L.P. from October 1996 to March 2000; Executive Vice President and General Counsel, Nvest Corporation from March 2000 to October 2000; and Senior Vice President and Associate General Counsel, Nvest Corporation from October 1996 to March 2000.

Item 27. Principal Underwriters.

(a) Nvest Funds Distributor, L.P. acts as principal underwriter for the following investment companies other than the Registrant:


Nvest Funds Trust I
Nvest Funds Trust II
Nvest Funds Trust III
Nvest Tax Exempt Money Market Trust
Nvest Cash Management Trust
Nvest Companies Trust I


Nvest Funds Distributor, L.P. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Nvest Funds Distributor, L.P. is located at 399 Boylston Street, Boston, Massachusetts 02116.

(b) The following is a list of the general partner and officers of the Registrant's principal underwriter, Nvest Funds Distributor, L.P., and their addresses are as follows:

                                    Positions and Offices with        Positions and Offices with
Name                                Principal Underwriter             Registrant
----                                ---------------------             ----------
Nvest Distribution Corporation      General Partner                   None

John T. Hailer                      Managing Director, President      None
                                    and Chief Executive Officer
                                    Managing Director and Executive   None
                                    Vice President

John E. Pelletier                   Senior Vice President, General    Assistant Secretary

                                    Counsel, Secretary and Clerk


Scott Wennerholm                    Managing Director, Chief          None
                                    Financial Officer, Treasurer
                                    and Senior Vice President

Diane Whelan                        Managing Director and Senior      None
                                    Vice President

Coleen Downs Dinneen                Vice President, Associate         Assistant Secretary
                                    Counsel, Assistant Secretary
                                    and Assistant Clerk

Raymond K. Girouard                 Senior Vice President,            None
                                    Comptroller and Assistant
                                    Treasurer

Kirk Williamson                     Senior Vice President             None

Frank Maeslli                       Managing Director and Senior      None
                                    Vice President

Steven DiMaio                       Vice President                    None

Marla McDougall                     Vice President                    None




(c) Not applicable.

Item 28. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 101 Federal Street, Boston, Massachusetts 02110, the Registrant's transfer agent and administrator at 399 Boylston Street, Boston, MA 02116 and the Registrant's custodian at 225 Franklin Street, Boston, MA 02110.

Item 29. Management Services Not Discussed in Parts A or B

     Not applicable.

Item 30. Undertakings.

The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 29th day of January 2001.

                                                  NVEST KOBRICK INVESTMENT TRUST

                                                  By: /s/ Frederick R. Kobrick
                                                      --------------------------
                                                      Frederick R. Kobrick
                                                      President

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                        Title                         Date
---------                        -----                         ----

/s/ Frederick R. Kobrick                                       January 29, 2001
------------------------
Frederick R. Kobrick             President and Trustee

/s/ Sherri A. Brown                                            January 29, 2001
------------------------
Sherri A. Brown                  Treasurer

Jay H. Atlas*                                                  January 29, 2001
------------------------
Jay H. Atlas                     Trustee

Samuel L. Hayes, III*                                          January 29, 2001
------------------------
Samuel L. Hayes, III             Trustee

Joseph P. Paster*                                              January 29, 2001
------------------------
Joseph P. Paster                 Trustee


*By: /s/ Frederick R. Kobrick
     ------------------------
     Frederick R. Kobrick
     Attorney-in-fact

                         Nvest Kobrick Investment Trust

                                  Exhibit Index
                        Exhibits for Item 23 of Form N-1A

Exhibit        Description
-------        -----------

(h)(5)         Form of Amended Fee Schedule to the Transfer Agency and Services
               Agreement

(h)(6)         Form of Letter Agreement dated February 1, 2001

(j)(1)         Consent of Independent Accountants